UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-07664

____BlackRock California Investment Quality Municipal Trust, Inc.____
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock California Investment Quality Municipal Trust, Inc.
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: 888-825-2257__________________

Date of fiscal year end:___October 31, 2006__________________________________

Date of reporting period:__ April 30, 2006____________________________________

Item 1. Reports to Stockholders.
The Registrant’s semi-annual report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIXED INCOME LIQUIDITY EQUITIES ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds
Semi-Annual Report

APRIL 30, 2006 (UNAUDITED)

BlackRock Investment Quality Municipal Trust (BKN)

BlackRock Municipal Income Trust (BFK)

BlackRock California Investment Quality Municipal Trust (RAA)

BlackRock California Municipal Income Trust (BFZ)

BlackRock Florida Investment Quality Municipal Trust (RFA)

BlackRock Florida Municipal Income Trust (BBF)

BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

BlackRock New Jersey Municipal Income Trust (BNJ)

BlackRock New York Investment Quality Municipal Trust (RNY)

BlackRock New York Municipal Income Trust (BNY)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Privacy Principles of the Trusts

          The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

          Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

          The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

LETTER TO SHAREHOLDERS

April 30, 2006

Dear Shareholder:

          We are pleased to report that during the semi-annual period, the Trusts continued to provide monthly income, as well as the opportunity to invest in various portfolios of municipal securities. This report contains the Trusts’ unaudited and audited financial statements and a listing of the portfolios’ holdings.

          The portfolio management team continuously monitors the municipal bond market and adjusts the portfolios in order to gain exposure to various issuers, revenue sources and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

          The following table shows the Trusts’ current yields, tax-equivalent yields, closing market prices per share and net asset values (“NAV”) per share as of April 30, 2006.

Trust (Ticker)	Current Yield[1]	Tax- Equivalent Yield[1]	Closing Market Price	NAV

BlackRock Investment Quality Municipal Trust (BKN)	5.92%	9.11%	$17.90	$15.45

BlackRock Municipal Income Trust (BFK)	6.03	9.28	16.45	14.91

BlackRock California Investment Quality Municipal Trust (RAA)	5.41	8.32	15.65	14.16

BlackRock California Municipal Income Trust (BFZ)	5.77	8.88	15.82	15.36

BlackRock Florida Investment Quality Municipal Trust (RFA)	5.46	8.40	15.55	14.06

BlackRock Florida Municipal Income Trust (BBF)	5.67	8.72	15.95	15.53

BlackRock New Jersey Investment Quality Municipal Trust (RNJ)	5.26	8.09	16.00	14.37

BlackRock New Jersey Municipal Income Trust (BNJ)	5.65	8.69	16.90	16.09

BlackRock New York Investment Quality Municipal Trust (RNY)	5.74	8.83	15.30	14.84

BlackRock New York Municipal Income Trust (BNY)	5.57	8.57	16.22	15.57

[1]	Yields are based on closing market price. Tax-equivalent yield assumes the maximum Federal tax rate of 35%. Past performance does not guarantee future results.

          BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to the municipal bond market. As of March 31, 2006, BlackRock managed over $25 billion in municipal bonds, including seven open-end and 38 closed-end municipal bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, Inc., and its affiliate, BlackRock Financial Management, Inc., which manages the Trusts, are wholly owned subsidiaries of BlackRock.

          On behalf of BlackRock, we thank you for your continued trust and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink	Ralph L. Schlosstein
Chief Executive Officer	President
BlackRock Advisors, Inc.	BlackRock Advisors, Inc.

TRUST SUMMARIES (unaudited)
APRIL 30, 2006

BlackRock Investment Quality Municipal Trust (BKN)

Trust Information

Symbol on New York Stock Exchange:	BKN

Initial Offering Date:	February 19, 1993

Closing Market Price as of 4/30/06:	$17.90

Net Asset Value as of 4/30/06:	$15.45

Yield on Closing Market Price as of 4/30/06 ($17.90):[1]	5.92%

Current Monthly Distribution per Common Share:[2]	$0.088250

Current Annualized Distribution per Common Share:[2]	$1.0590

Leverage as of 4/30/06:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/06	10/31/05	Change	High	Low

Market Price	$17.90	$16.62	7.70%	$18.03	$16.55

NAV	$15.45	$15.59	(0.90)%	$15.76	$15.42

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	April 30, 2006	October 31, 2005

City, County & State	20%	17%

Industrial & Pollution Control	15	17

Education	13	11

Transportation	11	10

Hospitals	10	11

Water & Sewer	8	1

Lease Revenue	6	11

Tax Revenue	6	7

Housing	5	7

Power	5	7

Tobacco	1	1

Credit Quality Allocations4

Credit Rating	April 30, 2006	October 31, 2005

AAA/Aaa	57%	50%

AA/Aa	12	10

A	5	12

BBB/Baa	13	9

BB/Ba	4	12

B	1	—

Not Rated	8	7

[4]	Using the higher of Standard & Poor’s (“S&P’s”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch’s”) rating.

TRUST SUMMARIES (unaudited)
APRIL 30, 2006

BlackRock Municipal Income Trust (BFK)

Trust Information

Symbol on New York Stock Exchange:	BFK

Initial Offering Date:	July 27, 2001

Closing Market Price as of 4/30/06:	$16.45

Net Asset Value as of 4/30/06:	$14.91

Yield on Closing Market Price as of 4/30/06 ($16.45):[1]	6.03%

Current Monthly Distribution per Common Share:[2]	$0.082625

Current Annualized Distribution per Common Share:[2]	$0.9915

Leverage as of 4/30/06:[3]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/06	10/31/05	Change	High	Low

Market Price	$16.45	$15.69	4.84%	$16.78	$15.31

NAV	$14.91	$14.71	1.36%	$15.12	$14.63

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	April 30, 2006	October 31, 2005

Industrial & Pollution Control	22%	21%

Hospitals	19	23

City, County & State	12	8

Transportation	11	11

Education	8	5

Housing	8	11

Tax Revenue	5	6

Water & Sewer	5	1

Power	4	3

Tobacco	4	4

Lease Revenue	2	7

Credit Quality Allocations4

Credit Rating	April 30, 2006	October 31, 2005

AAA/Aaa	31%	26%

AA/Aa	12	6

A	20	27

BBB/Baa	20	18

BB/Ba	5	5

B	6	10

Not Rated	6	8

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES (unaudited)
APRIL 30, 2006

BlackRock California Investment Quality Municipal Trust (RAA)

Trust Information

Symbol on American Stock Exchange:	RAA

Initial Offering Date:	May 28, 1993

Closing Market Price as of 4/30/06:	$15.65

Net Asset Value as of 4/30/06:	$14.16

Yield on Closing Market Price as of 4/30/06 ($15.65):[1]	5.41%

Current Monthly Distribution per Common Share:[2]	$0.0706

Current Annualized Distribution per Common Share:[2]	$0.8472

Leverage as of 4/30/06:[3]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/06	10/31/05	Change	High	Low

Market Price	$15.65	$15.75	(0.63)%	$16.60	$13.68

NAV	$14.16	$14.20	(0.28)%	$14.36	$14.13

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	April 30, 2006	October 31, 2005

City, County & State	25%	18%

Transportation	19	18

Education	14	10

Lease Revenue	13	20

Industrial & Pollution Control	10	7

Power	7	5

Hospitals	5	11

Water & Sewer	4	7

Tobacco	3	4

Credit Quality Allocations4

Credit Rating	April 30, 2006	October 31, 2005

AAA/Aaa	48%	38%

AA/Aa	6	7

A	16	18

BBB/Baa	15	21

B	5	5

Not Rated	10	11

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES (unaudited)
APRIL 30, 2006

BlackRock California Municipal Income Trust (BFZ)

Trust Information

Symbol on New York Stock Exchange:	BFZ

Initial Offering Date:	July 27, 2001

Closing Market Price as of 4/30/06:	$15.82

Net Asset Value as of 4/30/06:	$15.36

Yield on Closing Market Price as of 4/30/06 ($15.82):[1]	5.77%

Current Monthly Distribution per Common Share:[2]	$0.076074

Current Annualized Distribution per Common Share:[2]	$0.912888

Leverage as of 4/30/06:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/06	10/31/05	Change	High	Low

Market Price	$15.82	$14.92	6.03%	$15.84	$14.80

NAV	$15.36	$15.18	1.19%	$15.53	$15.06

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	April 30, 2006	October 31, 2005

City, County & State	19%	19%

Education	15	10

Lease Revenue	14	19

Transportation	14	16

Hospitals	12	13

Housing	10	12

Power	8	7

Industrial & Pollution Control	5	2

Tobacco	2	2

Water & Sewer	1	—

Credit Quality Allocations4

Credit Rating	April 30, 2006	October 31, 2005

AAA/Aaa	46%	38%

AA/Aa	3	3

A	28	30

BBB/Baa	12	14

B	1	3

Not Rated	10	12

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.†

TRUST SUMMARIES (unaudited)
APRIL 30, 2006

BlackRock Florida Investment Quality Municipal Trust (RFA)

Trust Information

Symbol on American Stock Exchange:	RFA

Initial Offering Date:	May 28, 1993

Closing Market Price as of 4/30/06:	$15.55

Net Asset Value as of 4/30/06:	$14.06

Yield on Closing Market Price as of 4/30/06 ($15.55):[1]	5.46%

Current Monthly Distribution per Common Share:[2]	$0.070781

Current Annualized Distribution per Common Share:[2]	$0.849372

Leverage as of 4/30/06:[3]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/06	10/31/05	Change	High	Low

Market Price	$15.55	$14.85	4.71%	$15.85	$14.62

NAV	$14.06	$14.39	(2.29)%	$14.39	$14.03

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	April 30, 2006	October 31, 2005

Hospitals	20%	17%

City, County & State	16	14

Education	15	17

Tax Revenue	12	12

Lease Revenue	11	11

Transportation	7	16

Industrial & Pollution Control	6	4

Water & Sewer	5	1

Housing	4	4

Power	4	4

Credit Quality Allocations4

Credit Rating	April 30, 2006	October 31, 2005

AAA/Aaa	48%	47%

AA/Aa	7	6

A	5	5

BBB/Baa	19	16

BB/Ba	3	3

B	—	6

Not Rated	18	17

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES (unaudited)
APRIL 30, 2006

BlackRock Florida Municipal Income Trust (BBF)

Trust Information

Symbol on New York Stock Exchange:	BBF

Initial Offering Date:	July 27, 2001

Closing Market Price as of 4/30/06:	$15.95

Net Asset Value as of 4/30/06:	$15.53

Yield on Closing Market Price as of 4/30/06 ($15.95):[1]	5.67%

Current Monthly Distribution per Common Share:[2]	$0.075375

Current Annualized Distribution per Common Share:[2]	$0.9045

Leverage as of 4/30/06:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/06	10/31/05	Change	High	Low

Market Price	$15.95	$15.25	4.59%	$16.86	$14.83

NAV	$15.53	$15.48	0.32%	$15.72	$15.37

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	April 30, 2006	October 31, 2005

City, County & State	31%	30%

Hospitals	21	24

Water & Sewer	13	8

Education	7	7

Tax Revenue	6	6

Lease Revenue	6	5

Housing	4	4

Power	4	4

Tobacco	4	4

Transportation	3	7

Industrial & Pollution Control	1	1

Credit Quality Allocations4

Credit Rating	April 30, 2006	October 31, 2005

AAA/Aaa	34%	28%

AA/Aa	33	34

A	6	6

BBB/Baa	10	14

BB/Ba	2	2

Not Rated[5]	15	16

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[5]

The investment advisor has deemed certain of these not-rated securities to be of investment grade quality. As of April 30, 2006, and October 31, 2005, the market value of these securities was $3,399,723, representing 2.2% and $3,452,437, representing 2.3% of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
APRIL 30, 2006

BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

Trust Information

Symbol on American Stock Exchange:	RNJ

Initial Offering Date:	May 28, 1993

Closing Market Price as of 4/30/06:	$16.00

Net Asset Value as of 4/30/06:	$14.37

Yield on Closing Market Price as of 4/30/06 ($16.00):[1]	5.26%

Current Monthly Distribution per Common Share:[2]	$0.070125

Current Annualized Distribution per Common Share:[2]	$0.8415

Leverage as of 4/30/06:[3]	34%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/06	10/31/05	Change	High	Low

Market Price	$16.00	$14.70	8.84%	$17.00	$14.41

NAV	$14.37	$14.48	(0.76)%	$14.58	$14.34

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	April 30, 2006	October 31, 2005

Transportation	23%	26%

Education	15	9

Housing	12	9

Industrial & Pollution Control	12	8

Hospitals	10	10

City, County & State	7	11

Lease Revenue	6	9

Tax Revenue	5	4

Tobacco	5	5

Water & Sewer	5	5

Resource Recovery	—	4

Credit Quality Allocations4

Credit Rating	April 30, 2006	October 31, 2005

AAA/Aaa	47%	51%

A	14	13

BBB/Baa	27	21

B	6	10

Not Rated	6	5

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES (unaudited)
APRIL 30, 2006

BlackRock New Jersey Municipal Income Trust (BNJ)

Trust Information

Symbol on New York Stock Exchange:	BNJ

Initial Offering Date:	July 27, 2001

Closing Market Price as of 4/30/06:	$16.90

Net Asset Value as of 4/30/06:	$16.09

Yield on Closing Market Price as of 4/30/06 ($16.90):[1]	5.65%

Current Monthly Distribution per Common Share:[2]	$0.079625

Current Annualized Distribution per Common Share:[2]	$0.9555

Leverage as of 4/30/06:[3]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/06	10/31/05	Change	High	Low

Market Price	$16.90	$15.91	6.22%	$17.04	$15.72

NAV	$16.09	$15.87	1.39%	$16.18	$15.77

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	April 30, 2006	October 31, 2005

Hospitals	24%	24%

Housing	20	17

City, County & State	11	14

Transportation	11	11

Lease Revenue	10	10

Tobacco	8	8

Industrial & Pollution Control	6	5

Education	5	5

Tax Revenue	5	6

Credit Quality Allocations4

Credit Rating	April 30, 2006	October 31, 2005

AAA/Aaa	32%	31%

AA/Aa	—	5

A	25	20

BBB/Baa	36	26

BB/Ba	—	3

B	3	12

Not Rated	4	3

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES (unaudited)
APRIL 30, 2006

BlackRock New York Investment Quality Municipal Trust (RNY)

Trust Information

Symbol on American Stock Exchange:	RNY

Initial Offering Date:	May 28, 1993

Closing Market Price as of 4/30/06:	$15.30

Net Asset Value as of 4/30/06:	$14.84

Yield on Closing Market Price as of 4/30/06 ($15.30):[1]	5.74%

Current Monthly Distribution per Common Share:[2]	$0.073125

Current Annualized Distribution per Common Share:[2]	$0.8775

Leverage as of 4/30/06:[3]	34%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/06	10/31/05	Change	High	Low

Market Price	$15.30	$14.75	3.73%	$16.15	$14.52

NAV	$14.84	$15.03	(1.26)%	$15.10	$14.81

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	April 30, 2006	October 31, 2005

Education	21%	18%

City, County & State	16	16

Tax Revenue	15	15

Industrial & Pollution Control	14	12

Water & Sewer	11	11

Housing	7	7

Lease Revenue	6	7

Hospitals	4	4

Transportation	4	8

Tobacco	2	2

Credit Quality Allocations4

Credit Rating	April 30, 2006	October 31, 2005

AAA/Aaa	46%	43%

AA/Aa	26	22

A	8	18

BBB/Baa	7	10

BB/Ba	4	3

B	5	—

Caa	3	3

Not Rated	1	1

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES (unaudited)
APRIL 30, 2006

BlackRock New York Municipal Income Trust (BNY)

Trust Information

Symbol on New York Stock Exchange:	BNY

Initial Offering Date:	July 27, 2001

Closing Market Price as of 4/30/06:	$16.22

Net Asset Value as of 4/30/06:	$15.57

Yield on Closing Market Price as of 4/30/06 ($16.22):[1]	5.57%

Current Monthly Distribution per Common Share:[2]	$0.075339

Current Annualized Distribution per Common Share:[2]	$0.904068

Leverage as of 4/30/06:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/06	10/31/05	Change	High	Low

Market Price	$16.22	$15.19	6.78%	$16.43	$15.09

NAV	$15.57	$15.44	0.84%	$15.71	$15.30

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	April 30, 2006	October 31, 2005

Industrial & Pollution Control	19%	15%

Housing	15	15

Transportation	15	19

Tobacco	12	12

Lease Revenue	9	12

City, County & State	8	5

Education	8	8

Tax Revenue	5	1

Water & Sewer	5	6

Hospitals	4	7

Credit Quality Allocations4

Credit Rating	April 30, 2006	October 31, 2005

AAA/Aaa	38%	27%

AA/Aa	19	18

A	18	20

BBB/Baa	16	26

BB/Ba	2	2

B	3	3

Caa	3	3

Not Rated	1	1

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock Investment Quality Municipal Trust (BKN)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			LONG-TERM INVESTMENTS—156.2%
			Alabama—8.6%
			Birmingham Wtr. Wks. & Swr. Brd. RB,
AAA	$1,865		Ser. A, 4.50%, 1/01/35, FSA	01/16 @ 100	$1,792,302
AAA	1,530		Ser. A, 5.00%, 1/01/40, FSA	01/16 @ 100	1,566,414
AAA	3,560		Ser. A, 5.00%, 1/01/43, FSA	01/16 @ 100	3,639,175
AAA	14,000		Univ. of Alabama Hosp. RB, Ser. A, 5.875%, 9/01/31, MBIA	09/10 @ 101	15,127,560

					22,125,451

			Arizona—0.8%
			San. Luis Fac. Dev. Corp. RB, Sr. Lien Proj. Regl. Detention Ctr.,
NR	490		6.25%, 5/01/15	05/10 @ 107	488,437
NR	490		7.00%, 5/01/20	05/10 @ 107	488,383
NR	980		7.25%, 5/01/27	05/10 @ 107	984,175

					1,960,995

			California—29.3%
AA	8,595		Bay Area Toll Auth., RB, Ser. F, 5.00%, 4/01/31	04/16 @ 100	8,886,628
			California Cnty. Tobacco RB,
BBB-	1,340		Sub. B, Zero Coupon, 6/01/46	06/16 @ 17.602	112,426
BB	7,090		Sub. C, Zero Coupon, 6/01/55	06/16 @ 8.9	268,853
NR	9,060		Sub. D, Zero Coupon, 6/01/55	06/16 @ 6.219	229,671

			California St. GO,
A	5,800		5.00%, 2/01/32	08/13 @ 100	5,891,872
AAA	10,000		5.00%, 3/01/33	03/15 @ 100	10,235,900
A	3,485		5.00%, 6/01/34	12/14 @ 100	3,545,674
Aaa	2,625	[3]	5.625%, 5/01/10	N/A	2,833,714
Aaa	3,145		5.625%, 5/01/18	05/10 @ 101	3,365,999
			Foothill/Eastn. Transp. Corridor Agcy. RB,
BBB	7,000		Refdg. Conv. Cap. Apprec., Zero Coupon, 1/15/28	01/14 @ 101	6,070,050
BBB	3,495		Toll Road, 5.75%, 1/15/40	01/10 @ 101	3,538,443
AAA	10,320		Golden St. Tobacco Sec. Corp. RB, 5.00%, 6/01/45, AMBAC	06/15 @ 100	10,477,586
AAA	10,945		Los Altos Sch. Dist. GO, Zero Coupon, 8/01/24, MBIA	08/13 @ 53.632	4,081,391
AAA	15,460		Los Angeles Cnty., Asset Leasing Corp. RB, 5.95%, 12/01/07, AMBAC	No Opt. Call	16,009,448

					75,547,655

			Colorado—0.8%
Baa2	1,020		Park Creek Met. Dist. RB, Ppty. Tax, 5.50%, 12/01/37	12/15 @ 101	1,039,319
AAA	1,030		Springs Co. Utils. RB Sub., Ser. C, 5.00%, 11/15/45, FSA	11/15 @ 100	1,047,963

					2,087,282

			Connecticut—1.2%
Baa3	3,000	[4]	Mashantucket Western Pequot Tribe Spec. RB, Ser. A, 5.50%, 9/01/28	09/09 @ 101	3,070,590

			District of Columbia—2.2%
BBB	4,960		Tobacco Settlement Fin. Corp. RB, 6.50%, 5/15/33	No Opt. Call	5,616,952

			Florida—14.0%
NR	2,080		Fishhawk Cmnty. Dev. Dist. II, Spl. Assmt. RB, Ser. A, 6.125%, 5/01/34	05/13 @ 101	2,160,704
NR	3,700		Hillsborough Cnty. Ind. Dev. Auth. RB, Nat. Gypsum Proj., Ser. A, 7.125%, 4/01/30	10/10 @ 101	4,038,106
NR	2,220		Live Oak Cmnty. Dev. Dist. No. 2 SA, Ser. A, 5.85%, 5/01/35	05/12 @ 101	2,237,250
BB+	4,755		Miami Beach Hlth. Facs. Auth. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	5,304,773
			Miami Dade Cnty. Spl. Oblig. Cap. Apprec. RB,
AAA	3,380		Ser. A, Zero Coupon, 10/01/31, MBIA	10/15 @ 44.051	908,003
AAA	4,225		Ser. A, Zero Coupon, 10/01/32, MBIA	10/15 @ 41.782	1,088,909
AAA	4,000		Ser. A, Zero Coupon, 10/01/33, MBIA	10/15 @ 39.621	974,120
AAA	4,580		Ser. A, Zero Coupon, 10/01/34, MBIA	10/15 @ 37.635	1,056,423
AAA	5,000		Ser. A, Zero Coupon, 10/01/35, MBIA	10/15 @ 35.678	1,067,400
AAA	10,000		Ser. A, Zero Coupon, 10/01/36, MBIA	10/15 @ 33.817	2,080,300
AAA	10,000		Ser. A, Zero Coupon, 10/01/37, MBIA	10/15 @ 32.047	1,945,600
NR	3,785		Sumter Landing Cmnty. Dev. Dist. RB, Ser B, 5.70%, 10/01/38	10/15 @ 100	3,764,220
NR	9,550		Vlg. Cmnty. Dev. Dist. No. 6 SA, 5.625%, 5/01/22	05/13 @ 100	9,633,276

					36,259,084

See Notes to Financial Statements.

BlackRock Investment Quality Municipal Trust (BKN) (continued)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			Georgia—4.2%
AAA	$5,000		Atlanta Arpt. Passenger Fac. RB, Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	$5,112,550
AAA	4,000		Atlanta Wtr. & Wstwtr. RB, 5.00%, 11/01/34, FSA	11/14 @ 100	4,094,480
BBB	1,500		Milledgeville Baldwin Cnty. Dev. Auth. RB, Georgia Coll. & St. Univ. Fndtn. Proj., 6.00%, 9/01/33	09/14 @ 101	1,618,620

					10,825,650

			Hawaii—1.0%
AAA	2,500		Dept. of Budget & Fin. RB, Hawaiian Elec. Co., Inc. Proj., Ser. D, 6.15%, 1/01/20, AMBAC	01/09 @ 101	2,667,850

			Illinois—14.7%
NR	1,920	[4]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	1,920,269
AAA	1,040	[3]	Chicago Brd. of Ed. Sch. Reform GO, 5.75%, 12/01/07, AMBAC	N/A	1,093,622
AAA	5,000	[5]	Chicago Pub. Bldg. RB, Ser. A, 7.00%, 1/01/20, MBIA	ETM	6,271,400
			Edl. Fac. Auth. RB,
AAA	2,070		5.45%, 7/01/14, FGIC	05/06 @ 100	2,071,532
AAA	2,575		5.70%, 7/01/13, FGIC	05/06 @ 100	2,577,163
			Fin. Auth. RB,
BB+	690		Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	694,637
AA+	5,800		Northwestern Mem. Hosp. Proj., Ser. A, 5.50%, 8/15/43	08/14 @ 100	6,098,642
Baa2	875		Student Hsg., MJH Ed. Asst. Living Proj., Ser. A, 5.125%, 6/01/35	06/14 @ 100	875,472
Baa3	700		Student Hsg., MJH Ed. Asst. Living Proj., Ser. B, 5.375%, 6/01/35	06/14 @ 100	700,266
			O’Hare Intl. Arpt. RB,
AAA	1,000		Ser. A, 5.00%, 1/01/29, MBIA	01/15 @ 100	1,025,370
AAA	1,610		Ser. A, 5.00%, 1/01/30, MBIA	01/15 @ 100	1,649,703
AAA	9,055		Ser. A, 5.00%, 1/01/33, FGIC	01/16 @ 100	9,270,509
AAA	3,540		Ser. C-2, 5.25%, 1/01/30, FSA	01/14 @ 100	3,645,457

					37,894,042

			Kentucky—2.6%
AAA	15,715		Econ. Dev. Fin. Sys. RB, Norton Hlth. Care, Inc. Proj., Ser. B, Zero Coupon, 10/01/23, MBIA	No Opt. Call	6,834,296

			Maryland—0.7%
BBB+	1,740		Hlth. & Higher Edl. Facs. Auth. RB, Medstar Hlth. Proj., 5.50%, 8/15/33	08/14 @ 100	1,798,273

			Massachusetts—0.9%
AA	2,375		Massachusetts St. Wtr. Res. Auth. Gen. RB, Ser. A, 5.00%, 8/01/41	08/16 @ 100	2,438,080

			Multi-State—4.7%
Baa1	7,000	[4]	Charter Mac Equity Issuer Trust, Ser. B, 7.60%, 11/30/50	11/10 @ 100	7,805,280
Baa1	4,000	[4]	MuniMae TE Bond Subsidiary, LLC, Ser. B, 7.75%, 6/30/50	11/10 @ 100	4,444,680

					12,249,960

			Nevada—0.7%
AAA	1,755		Clark Cnty. GO, 5.00%, 6/01/32, MBIA	12/12 @ 100	1,790,398

			New Jersey—4.3%
AAA	2,000		Delaware River Port. Auth. of PA & NJ RB, Port Dist. Proj., Ser. B, 5.70%, 1/01/22, FSA	01/10 @ 100	2,128,620
BBB	7,000		Econ. Dev. Auth. RB, Cigarette Tax, 5.75%, 6/15/29	06/14 @ 100	7,419,020
NR	1,510		Middlesex Cnty. Imprt. Auth. RB, Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	1,530,264

					11,077,904

			New York—13.4%
NR	725		Albany Indl. Dev. Agcy. RB, New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/35	05/15 @ 102	675,722
AAA	1,925		Convention Ctr. Dev. Hotel Unit Fee Secured RB, 5.00%, 11/15/44, AMBAC	11/15 @ 100	1,976,378
			Dorm. Auth. RB,
AA+	1,675		Cornell Univ., Ser. A, 5.00%, 7/01/31	07/16 @ 100	1,738,449
AA+	1,675		Cornell Univ., Ser. A, 5.00%, 7/01/35	07/16 @ 100	1,732,921
AAA	3,895	[3]	Univ. of Rochester Proj., Ser. A, Zero Coupon, 7/01/10, MBIA	N/A	3,349,856
AA-	16,095		Liberty Dev. Corp. RB, 5.25%, 10/01/35	No Opt. Call	17,362,481
B-	2,600		New York City Indl. Dev. Agcy. RB, American Airlines, JFK Intl. Arpt. Proj., 7.625%, 8/01/25	08/16 @ 101	2,848,950
			Sales Tax Asset Receivable Corp. RB,
AAA	3,115		Ser. A, 5.00%, 10/15/29, AMBAC	10/14 @ 100	3,232,280
AAA	1,500		Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	1,554,330

					34,471,367

			North Carolina—3.0%
AAA	5,000		Eastn. Mun. Pwr. Agcy. Sys. RB, Ser. B, 7.00%, 1/01/08, CAPMAC	No Opt. Call	5,272,250
NR	2,425		Gaston Cnty. Indl. Facs. & PCRB Fin. Auth., 5.75%, 8/01/35	08/15 @ 100	2,532,840

					7,805,090

See Notes to Financial Statements.

BlackRock Investment Quality Municipal Trust (BKN) (continued)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			Ohio—7.8%
AAA	$10,475		Air Qual. Dev. Auth. RB, 4.80%, 1/01/34, FGIC	07/15 @ 100	$10,482,018
AAA	2455		Cuyahoga Cnty. Port Auth. RB, Port Dev. Proj., 6.00%, 3/01/07	ETM	249,236
			Cuyahoga Cnty. RB, Cleveland Clinic Hlth. Sys. Proj.,
Aa3	3,485		6.00%, 1/01/20	07/13 @ 100	3,826,356
Aa3	5,000		6.00%, 1/01/21	07/13 @ 100	5,486,500

					20,044,110

			Oklahoma—1.2%
B-	2,900		Tulsa Mun. Arpt. Trust RB, Ser. A, 7.75%, 6/01/35	No Opt. Call	3,157,897

			Pennsylvania—7.4%
			Econ. Dev. Fin. Auth. RB,
A3	2,000		Amtrak Proj., Ser. A, 6.25%, 11/01/31	05/11 @ 101	2,116,740
A3	3,100		Amtrak Proj., Ser. A, 6.375%, 11/01/41	05/11 @ 101	3,290,805
BB-	8,235		Exempt Facs., Reliant Energy Conv. Proj., Ser. A, 6.75%, 12/01/36	12/09 @ 103	8,768,463
AAA	4,000		Intergovtl. Coop. Auth. RB, Philadelphia Fdg. Proj., 5.50%, 6/15/20, FGIC	06/06 @ 100	4,008,400
			McKeesport Area Sch. Dist. GO,
AAA	870	[6]	Zero Coupon, 10/01/31, FGIC	ETM	254,258
AAA	2,435		Zero Coupon, 10/01/31, FGIC	No Opt. Call	689,056

					19,127,722

			Rhode Island—0.8%
			St. Hlth. & Ed. Bldg. Corp. Hosp. Fin. RB, Lifespan Proj.,
AAA	1800	[3]	5.50%, 5/15/07, MBIA	N/A	1,869,066
AAA	200		5.50%, 5/15/16, MBIA	05/07 @ 102	207,236

					2,076,302

			South Carolina—2.7%
			Jobs Econ. Dev. Auth. Hosp., Facs. RB,
BBB+	3,560	[3]	Palmetto Hlth., 6.875%, 8/01/13	N/A	4,180,793
BBB+	440		Palmetto Hlth., 6.875%, 8/01/27	08/13 @ 100	499,589
BBB+	2,185		Palmetto Hlth. Alliance Proj., Ser. A, 6.25%, 8/01/31	08/13 @ 100	2,342,233

					7,022,615

			Tennessee—2.0%
AAA	4,865		Memphis Shelby Cnty. Arpt. Auth. RB, Ser. D, 6.00%, 3/01/24, AMBAC	03/10 @ 101	5,164,927

			Texas—18.8%
BBB	1,350		Alliance Arpt. Auth., Inc. Spl. Fac. RB, Fedex Corp. Proj., 4.85%, 4/01/21	04/16 @ 100	1,337,229
Baa2	1,680		Brazos River Auth. PCRB, 5.00%, 3/01/41	03/11 @ 100	1,670,726
AAA	6,000	[3]	Grapevine GO, 5.875%, 8/15/10, FGIC	N/A	6,512,160
AAA	5,000		Harris Cnty. Houston Sports Auth. RB, Ser. A, Zero Coupon, 11/15/38, MBIA	11/30 @ 61.166	829,450
AAA	8,375		Humble Indpt. Sch. Dist. Sch. Bldg. GO, Ser. B, 5.00%, 2/15/30, FGIC	02/15 @ 100	8,626,417
AAA	9,495		La Joya Indpt. Sch. Dist. GO, 5.00%, 2/15/34	02/14 @ 100	9,690,597
AAA	950		Lower Co. River Auth. RB, 5.00%, 5/15/31, MBIA	05/13 @ 100	973,741
			North Texas Mun. Wtr. Dist. RB,
AAA	3,070		5.00%, 9/01/31, MBIA	09/16 @ 100	3,166,705
AAA	7,395		5.00%, 9/01/35, MBIA	09/16 @ 100	7,615,741
AAA	15,000		Tpke. Auth. Central Sys. RB, Zero Coupon, 8/15/31, AMBAC	08/12 @ 32.807	3,637,650
			Transp. Commn St. Hwy. RB,
AAA	1,675		5.00%, 4/01/25	04/16 @ 100	1,739,956
AAA	1,675		5.00%, 4/01/26	04/16 @ 100	1,739,957
AA+	1,000		Wtr. Fin. Asst. GO, 5.75%, 8/01/22	08/10 @ 100	1,070,040

					48,610,369

			Utah—0.8%
AAA	1,950	[6]	Intermountain Pwr. Agcy. Pwr. Sply. RB, 5.00%, 7/01/13, AMBAC	ETM	1,955,967

			Washington—5.3%
AAA	13,395	[3]	Pub. Pwr. Sply. RB, Nuclear Proj. No. 1, 5.75%, 7/01/06, MBIA	N/A	13,708,175

			West Virginia—0.6%
AAA	1,615		St. Wtr. Dev. Auth. RB, Ser. A, 5.00%, 11/01/35, FSA	11/15 @ 100	1,657,991

			Wisconsin—1.7%
A-	3,220		Hlth. & Edl. Facs. Auth. RB, Aurora Hlth. Care Proj., 6.40%, 4/15/33	04/13 @ 100	3,517,335
AAA	855		Pub. Pwr, Inc. Sys. RB, Ser. A, 5.00%, 7/01/37, AMBAC	07/15 @ 100	876,426

					4,393,761

			Total Long-Term Investments (cost $387,224,300)		403,440,755

See Notes to Financial Statements.

BlackRock Investment Quality Municipal Trust (BKN) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			SHORT-TERM INVESTMENTS—2.1%
			Delaware—0.4%
A-1+	$900	[7]	St. Econ. Dev. Auth. RB, Hosp. Billing Proj., Ser. B, 3.80%, 5/03/06, FRWD	$900,000

			Georgia—1.7%
A-1+	4,490	[7]	Atlanta Wtr. & Wstwtr. RB, Ser. C, 3.80%, 5/01/06, FSA, FRDD	4,490,000

			Total Short-Term Investments (cost $5,390,000)	5,390,000

			Total Investments—158.3% (cost $392,614,3008)	$408,830,755
			Liabilities in excess of other assets—(1.5)%	(3,999,183)
			Preferred shares at redemption value, including dividends payable—(56.8)%	(146,662,020)

			Net Assets Applicable to Common Shareholders—100%	$258,169,552

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2006, the Trust held 6.7% of its net assets, with a current market value of $17,240,819, in securities restricted as to resale.

[5]	Security pledged as collateral.
[6]	Security is collateralized by Municipal or U.S. Treasury obligations.
[7]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of April 30, 2006.

[8]

Cost for Federal income tax purposes is $391,994,105. The net unrealized appreciation on a tax basis is $16,836,650, consisting of $18,194,468 gross unrealized appreciation and $1,357,818 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
CAPMAC	—	Capital Markets Assurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
ETM	—	Escrowed to Maturity	PCRB	—	Pollution Control Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRDD	—	Floating Rate Daily Demand	SA	—	Special Assesment
FRWD	—	Floating Rate Weekly Demand	ST	—	Special Tax
FSA	—	Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock Municipal Income Trust (BFK)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			LONG-TERM INVESTMENTS—159.9%
			Alabama—3.9%
			Birmingham Wtr. Wks. & Swr. Brd. RB,
AAA	$1,865		Ser. A, 4.50%, 1/01/35, FSA	01/16 @ 100	$1,792,302
AAA	4,075		Ser. A, 5.00%, 1/01/40, FSA	01/16 @ 100	4,171,985
AAA	3,570		Ser. A, 5.00%, 1/01/43, FSA	01/16 @ 100	3,649,397
A2	15,000		Huntsville Hlth. Care Auth. RB, Ser. B, 5.75%, 6/01/32	06/12 @ 101	15,873,600

					25,487,284

			Arizona—3.6%
AA	15,805		Salt River Proj. Agricultural Impvt. & Pwr. Dist. RB, Ser. A, 5.00%, 1/01/35	01/16 @ 100	16,342,528
A3	7,000		Scottsdale Ind. Dev. Auth. RB, Scottsdale Hlth. Care Proj., 5.80%, 12/01/31	12/11 @ 101	7,420,630

					23,763,158

			California—16.3%
AA	3,855		Bay Area Toll Auth., RB, Ser. F, 5.00%, 4/01/31	04/16 @ 100	3,985,800
			California Cnty. Tobacco RB,
BBB-	3,385		Sub. B, Zero Coupon, 6/01/46	06/16 @ 17.602	284,001
BB	17,855		Sub. C, Zero Coupon, 6/01/55	06/16 @ 8.9	677,062
NR	22,825		Sub. D, Zero Coupon, 6/01/55	06/16 @ 6.219	578,614
			California St. GO,
A	11,700		5.00%, 2/01/32	08/13 @ 100	11,885,328
A	7,000		5.00%, 6/01/34	12/14 @ 100	7,121,870
			Foothill/Eastn. Transp. Corridor Agcy. RB,
BBB	54,635		Toll Road, Zero Coupon, 1/15/32	01/10 @ 27.37	11,972,167
BBB	20,535		Toll Road, Zero Coupon, 1/15/34	01/10 @ 24.228	3,979,683
BBB	75,000		Toll Road, Zero Coupon, 1/15/38	01/10 @ 19.014	11,386,500
			Golden St. Tobacco Sec. Corp. RB,
AAA	10,180		5.00%, 6/01/45, AMBAC	06/15 @ 100	10,335,449
BBB	10,000		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	11,052,300
NR	3,500		Lincoln ST, Cmnty. Facs. Dist., 6.00%, 9/01/34	09/13 @ 102	3,695,825
AAA	13,320		Los Angeles Regl. Arpt. Impvt. Corp. Lease RB, Facs. Laxfuel Corp., L.A. Intl., 5.50%, 1/01/32, AMBAC	01/12 @ 100	13,836,683
NR	5,000		Murrieta Cmnty. Facs. Dist., ST No. 2, The Oaks Impvt. Area A, 6.00%, 9/01/34	09/14 @ 100	5,179,350
A+	5,000		Statewide Cmnty. Dev. Auth. RB, Mem. Hlth. Svcs. Proj., Ser. A, 5.50%, 10/01/33	04/13 @ 100	5,209,550
AAA	5,000		Univ. of California RB, Ser. C, 4.75%, 5/15/37, MBIA	05/13 @ 101	5,006,550

					106,186,732

			Colorado—1.3%
BBB	3,500		Denver Hlth. & Hosp. Auth., Hlth. Care RB, Ser. A, 6.00%, 12/01/31	12/11 @ 100	3,628,765
Baa2	2,530		Park Creek Met. Dist. RB, Ppty. Tax, 5.50%, 12/01/37	12/15 @ 101	2,577,918
AAA	2,545		Springs Co. Utils. RB Sub., Ser. C, 5.00%, 11/15/45, FSA	11/15 @ 100	2,589,385

					8,796,068

			District of Columbia—6.3%
			District of Columbia RB,
A	2,390		Friendship Pub. Charter Sch., Inc. Proj., 5.25%, 6/01/33, ACA	06/14 @ 100	2,402,380
AAA	15,600		Georgetown Univ., Ser. A, Zero Coupon, 4/01/36, MBIA	04/11 @ 22.875	2,766,660
AAA	51,185		Georgetown Univ., Ser. A, Zero Coupon, 4/01/37, MBIA	04/11 @ 21.546	8,546,359
BBB	25,535		Tobacco Settlement Fin. Corp. RB, 6.75%, 5/15/40	05/11 @ 101	27,562,224

					41,277,623

			Florida—10.1%
NR	3,945		Bellalago Edu. Fac. Benefits Dist. SA, Ser. B, 5.80%, 5/01/34	05/14 @ 100	3,985,397
NR	1,980		CFM Cmnty. Dev. Dist., Cap. Impvt. RB, Ser. A, 6.25%, 5/01/35	05/14 @ 101	2,082,168
Baa3	4,600		Escambia Cnty. PCRB, Champion Intl. Corp. Proj., 6.40%, 9/01/30	09/06 @ 102	4,739,656
NR	1,975		Heritage Isle at Viera Cmnty. Dev. Dist. SA, Ser. A, 6.00%, 5/01/35	05/12 @ 101	2,010,688
A+	9,670	[3]	Highlands Cnty. Hlth. Facs. Auth. RB, Hosp. Adventist/Sunbelt Proj., Ser. A, 6.00%, 11/15/11	N/A	10,785,628
BB+	9,000		Martin Cnty. Indl. Dev. Auth. RB, Indiantown Cogeneration Proj., Ser. A, 7.875%, 12/15/25	06/06 @ 101	9,243,180
BB+	11,685		Miami Beach Hlth. Facs. Auth. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	13,036,020
NR	6,000		New Port Tampa Bay Cmnty. Dev. SA, Ser. A, 5.875%, 5/01/38	05/16 @ 100	6,079,200
NR	3,925		Stevens Plantation Cmnty. Dev. Dist. SA, Ser. A, 7.10%, 5/01/35	05/14 @ 100	4,072,580
NR	9,545		Vlg. Cmnty. Dev. Dist. No. 6 SA, 5.625%, 5/01/22	05/13 @ 100	9,628,232

					65,662,749

See Notes to Financial Statements.

BlackRock Municipal Income Trust (BFK) (continued)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			Georgia—0.6%
BBB	$4,000		Richmond Cnty. Dev. Auth. RB, Env. Impvt., Intl. Paper Co. Proj., Ser. A, 6.00%, 2/01/25	02/12 @ 101	$4,154,360

			Idaho—2.7%
AAA	16,970		Univ. of Idaho RB, Student Fee Hsg. Impvt. Proj., 5.40%, 4/01/41, FGIC	04/11 @ 100	17,627,927

			Illinois—14.5%
			Bolingbrook GO,
AAA	7,120		Ser. B, Zero Coupon, 1/01/33, FGIC	No Opt. Call	1,908,374
AAA	14,085		Ser. B, Zero Coupon, 1/01/34, FGIC	No Opt. Call	3,573,928
NR	4,630	[4]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	4,630,648
A+	7,145	[3,5]	Dev. Fin. Auth. Hosp. RB, Adventist Hlth. Sys. Sunbelt Oblig. Proj., 5.65%, 11/15/09	N/A	7,630,860
			Edl. Facs. Auth. RB,
Aa1	760		Bal Union Chicago Proj., Ser. A, 5.25%, 7/01/41	07/11 @ 101	789,914
BBB	10,000		Student Hsg., Edl. Advancement Fund Univ. Ctr. Proj., 6.25%, 5/01/30	05/12 @ 101	10,754,500
BBB	7,000		Student Hsg., Edl. Advancement Fund Univ. Ctr. Proj., 6.25%, 5/01/34	05/07 @ 100	7,144,410
			Fin. Auth. RB,
BB+	1,685		Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	1,696,323
AA+	3,700		Northwestern Mem. Hosp. Proj., Ser. A, 5.50%, 8/15/43	08/14 @ 100	3,890,513
Baa2	2,100		Student Hsg., MJH Ed. Asst. Living Proj., Ser. A, 5.125%, 6/01/35	06/14 @ 100	2,101,134
Baa3	1,675		Student Hsg., MJH Ed. Asst. Living Proj., Ser. B, 5.375%, 6/01/35	06/14 @ 100	1,675,636
			Hlth. Facs. Auth. RB, Elmhurst Mem. Hlth. Care,
A	5,000		5.50%, 1/01/22	01/13 @ 100	5,194,300
A	6,000		5.625%, 1/01/28	01/13 @ 100	6,226,980
AAA	40,000		Met. Pier & Exposition Auth. RB, Dedicated St. Tax, McCormick Place Expansion Proj., Ser. A, Zero Coupon, 12/15/34, MBIA	No Opt. Call	9,954,000

			O’Hare Intl. Arpt. RB,
AAA	3,000		Ser. A, 5.00%, 1/01/29, MBIA	01/15 @ 100	3,076,110
AAA	4,000		Ser. A, 5.00%, 1/01/30, MBIA	01/15 @ 100	4,098,640
AAA	12,235		Ser. A, 5.00%, 1/01/33, FGIC	01/16 @ 100	12,526,193
AAA	7,645		Ser. C-2, 5.25%, 1/01/30, FSA	01/14 @ 100	7,872,745

					94,745,208

			Indiana—6.0%
A1	9,000		Hlth. Fac. Fin. Auth. RB, Methodist Hosp. Inc. Proj., 5.50%, 9/15/31	09/11 @ 100	9,191,970
			Petersburg, PCRB, Pwr. & Lt. Conv.,
BBB+	10,000		5.90%, 12/01/24	08/11 @ 102	10,572,500
BBB+	16,000		5.95%, 12/01/29	08/11 @ 102	16,914,400
NR	2,470		Vincennes Econ. Dev. RB, Southwest Indiana Regl. Youth Proj., 6.25%, 1/01/24	01/09 @ 102	2,434,975

					39,113,845

			Kentucky—1.4%
AAA	9,060		Hsg. Corp. RB, Ser. F, 5.45%, 1/01/32	07/11 @ 100	9,260,588

			Louisiana—1.8%
A	10,510		Local Gov’t. Env. Facs. & Cmnty. Dev. Auth. Cap. Projs. & Equip. Acquisition RB, 6.55%, 9/01/25, ACA	No Opt. Call	11,678,817

			Maryland—0.7%
BBB+	4,205		Hlth. & Higher Edl. Facs. Auth. RB, Medstar Hlth. Proj., 5.50%, 8/15/33	08/14 @ 100	4,345,825

			Massachusetts—0.8%
AA	4,955		Massachusetts St. Wtr. Res. Auth. Gen. RB, Ser. A, 5.00%, 8/01/41	08/16 @ 100	5,086,605

			Mississippi—2.9%
A	18,680		Gulfport Hosp. Fac. RB, Mem. Hosp. Gulfport Proj., Ser. A, 5.75%, 7/01/31	07/11 @ 100	19,053,787

			Multi-State—7.1%
			Charter Mac Equity Issuer Trust,
A3	1,000	[4]	Ser. A, 6.625%, 6/30/49	06/09 @ 100	1,062,140
A3	11,000	[4]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	11,579,370
A3	16,000	[4]	Ser. A-3, 6.80%, 10/01/52	10/14 @ 100	17,903,040
Baa1	6,500	[4]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	6,931,860
A3	8,000	[4]	MuniMae TE Bond Subsidiary LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	8,555,360

					46,031,770

			Nevada—1.3%
AAA	5,000		Clark Cnty. Arpt. RB, Jet Aviation Fuel Tax, Ser. C, 5.00%, 7/01/40, AMBAC	07/15 @ 100	5,095,400
AAA	3,125		Clark Cnty. GO, 5.00%, 6/01/32, MBIA	12/12 @ 100	3,188,031

					8,283,431

See Notes to Financial Statements.

BlackRock Municipal Income Trust (BFK) (continued)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			New Hampshire—0.6%
A+	$3,500		Hlth. & Edl. Facs. Auth. RB, Exeter Hosp. Proj., 5.75%, 10/01/31	10/11 @ 101	$3,668,385

			New Jersey—7.4%
			Econ. Dev. Auth.,
BBB	18,500		RB, Cigarette Tax, 5.75%, 6/15/29	06/14 @ 100	19,607,410
B	15,410		RB, Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	15,384,882
Baa3	8,000		SA, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	9,408,080
NR	3,680		Middlesex Cnty. Impvt. Auth. RB Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	3,729,385

					48,129,757

			New York—19.0%
NR	1,820		Albany Indl. Dev. Agcy. RB, New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/35	05/15 @ 102	1,696,295
AAA	4,860		Convention Ctr. Dev. Hotel Unit Fee Secured RB, 5.00%, 11/15/44, AMBAC	11/15 @ 100	4,989,713
			Dorm. Auth. RB,
AA+	4,230		Cornell Univ., Ser. A, 5.00%, 7/01/31	07/16 @ 100	4,390,232
AA+	4,230		Cornell Univ., Ser. A, 5.00%, 7/01/35	07/16 @ 100	4,376,273
AAA	5,375		Env. Facs. Corp., St. Clean Wtr. & Drinking Wtr. RB, NYC Mun. Wtr. Proj., Ser. B, 5.00%, 6/15/31	06/12 @ 100	5,531,520
AA-	43,885		Liberty Dev. Corp. RB, 5.25%, 10/01/35	No Opt. Call	47,340,944
AAA	7,115		Met. Transp. Auth. RB, Svc. Contract, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	7,308,030
			New York City Indl. Dev. Agcy. RB,
B-	27,400		American Airlines, JFK Intl. Arpt., 7.75%, 8/01/31	08/16 @ 101	30,024,098
B-	5,000		American Airlines, JFK Intl. Arpt., 8.00%, 8/01/28	08/16 @ 101	5,603,350
			Sales Tax Asset Receivable Corp. RB,
AAA	7,000		Ser. A, 5.00%, 10/15/29, AMBAC	10/14 @ 100	7,263,550
AAA	5,075		Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	5,258,817

					123,782,822

			North Carolina—5.3%
NR	12,130		Gaston Cnty. Indl. Facs. PCRB Fin. Auth., 5.75%, 8/01/35	08/15 @ 100	12,669,421
AA+	21,460		Univ. of NC, Chapel Hill RB, Ser. A, 5.00%, 12/01/34	12/15 @ 100	22,235,994

					34,905,415

			Ohio—9.5%
			Air Qual. Dev. Auth.,
BBB	14,500		PCRB, Cleveland Elec. Illuminating Co. Proj., Ser. B, 6.00%, 8/01/20	08/07 @ 102	15,064,050
AAA	23,820		RB, 4.80%, 1/01/34, FGIC	07/15 @ 100	23,835,959
AAA	10,000		Madeira City Sch. Dist. GO, 5.00%, 12/01/32, MBIA	12/14 @ 100	10,330,600
NR	3,760		Pinnacle Cmnty. Infrastructure, Fin. Auth. RB, Ohio Facs., Ser. A, 6.25%, 12/01/36	12/14 @ 101	3,909,874
AAA	9,000		Wtr. Dev. Auth., PCRB Facs., Dayton Pwr. & Lt., Ser. A, 4.80%, 1/01/34, FGIC	07/15 @ 100	8,877,330

					62,017,813

			Oklahoma—1.2%
B-	7,175		Tulsa Mun. Arpt. Trust RB, Ser. A, 7.75%, 6/01/35	No Opt. Call	7,813,073

			Pennsylvania—4.9%
			Econ. Dev. Fin. Auth. RB,
A3	6,500		Amtrak Proj., Ser. A, 6.375%, 11/01/41	05/11 @ 101	6,900,075
BB-	19,750		Exempt Facs., Reliant Energy Conv. Proj., Ser. A, 6.75%, 12/01/36	12/09 @ 103	21,029,405
BBB+	4,000		Higher Edl. Facs. Auth. RB, La Salle Univ. Proj., 5.50%, 5/01/34	05/13 @ 100	4,159,880

					32,089,360

			South Carolina—4.9%
			Jobs Econ. Dev. Auth. Hosp., Facs. RB,
BBB+	8,010	[3]	Palmetto Hlth., 6.875%, 8/01/13	N/A	9,406,784
BBB+	990		Palmetto Hlth., 6.875%, 8/01/27	08/13 @ 100	1,124,076
BBB+	5,075		Palmetto Hlth. Alliance Proj., Ser. A, 6.25%, 8/01/31	08/13 @ 100	5,440,197
			Lexington Cnty. Hlth. Svcs. Dist., Hosp. RB,
A	5,000		5.50%, 11/01/32	11/13 @ 100	5,230,950
A	10,000		5.75%, 11/01/28	11/13 @ 100	10,656,800

					31,858,807

			Tennessee—1.5%
AAA	20,825		Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. RB, Ser. A, Zero Coupon, 1/01/20, FSA	01/13 @ 67.474	9,943,313

See Notes to Financial Statements.

BlackRock Municipal Income Trust (BFK) (continued)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			Texas—16.5%
			Affordable Hsg. Corp., Multi-Fam. Hsg. RB,
NR	$4,435	[6]	Amer. Oppty. Hsg. Portfolio, Ser. B, 8.00%, 3/01/32	09/12 @ 102	$665,250
BB-	6,375	[6]	So. Texas Pptys. Corp., Ser. B, 8.00%, 3/01/32	09/12 @ 102	5,641,684
BBB	3,400		Alliance Arpt. Auth., Inc. Spl. Fac. RB, Fedex Corp. Proj., 4.85%, 4/01/21	04/16 @ 100	3,367,836
Baa2	4,230		Brazos River Auth. PCRB, 5.00%, 3/01/41	03/11 @ 100	4,206,650
AAA	3,805		Dallas Area Rapid Trans. RB, 5.00%, 12/01/31, AMBAC	12/11 @ 100	3,877,105
			Harris Cnty. Houston Sports Auth. RB,
AAA	12,580		Ser. A, Zero Coupon, 11/15/38, MBIA	11/30 @ 61.166	2,086,896
AAA	26,120		Ser. A-3, Zero Coupon, 11/15/37, MBIA	11/24 @ 46.545	4,661,375
AAA	5,000		Ser. H, Zero Coupon, 11/15/35, MBIA	11/31 @ 78.178	987,900
AAA	2,400		Lower Co. River Auth. RB, 5.00%, 5/15/31, MBIA	05/13 @ 100	2,459,976
			North Texas Mun. Wtr. Dist. RB,
AAA	7,850		5.00%, 9/01/31, MBIA	09/16 @ 100	8,097,275
AAA	18,690		5.00%, 9/01/35, MBIA	09/16 @ 100	19,247,896
AAA	9,085		North Texas Tollway Auth. RB, 5.00%, 1/01/40, FSA	01/15 @ 100	9,270,061
			Tpke. Auth. RB, Central Sys.,
AAA	35,000		Zero Coupon, 8/15/32, AMBAC	08/12 @ 30.846	7,975,800
AAA	62,325		Zero Coupon, 8/15/33, AMBAC	08/12 @ 28.997	13,342,536
AAA	65,040		Zero Coupon, 8/15/34, AMBAC	08/12 @ 27.31	13,103,609
			Transp. Commn St. Hwy. RB,
AAA	4,225		5.00%, 4/01/25	04/16 @ 100	4,388,846
AAA	4,225		5.00%, 4/01/26	04/16 @ 100	4,388,846

					107,769,541

			Virginia—0.3%
AAA	8,105		Transp. Brd. Trust RB, Zero Coupon, 4/01/32, MBIA	04/12 @ 34.99	2,053,240

			Washington—0.3%
A-	2,190		Energy Northwest Wind Proj. RB, Ser. B, 6.00%, 1/01/07	N/A	2,285,856

			West Virginia—1.0%
AAA	2,070		Econ. Dev. Auth. RB, Correctional Juvenile Safety, Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	2,137,958
AAA	4,085		St. Wtr. Dev. Auth. RB, Ser. A, 5.00%, 11/01/35, FSA	11/15 @ 100	4,193,743

					6,331,701

			Wisconsin—6.2%
			Hlth. & Edl. Facs. Auth. RB,
A-	7,500		Aurora Hlth. Care Proj., 6.40%, 4/15/33	04/13 @ 100	8,192,550
AA-	13,750		Froedert & Cmnty. Hlth. Oblig., 5.375%, 10/01/30	10/11 @ 101	14,089,762
A	15,000	[3]	Wheaton Franciscan Svcs., 5.75%, 8/15/30	N/A	15,753,600
AAA	2,110		Pub. Pwr, Inc. Sys. RB, Ser. A, 5.00%, 7/01/37, AMBAC	07/15 @ 100	2,162,877

					40,198,789

			Total Long-Term Investments (cost $1,001,362,128)		1,043,403,649

			SHORT-TERM INVESTMENTS—2.0%
			California—0.5%
A-1+	3,000	[7]	Met. Wtr. Dist. So. Ca. RB, Ser. C-3, 3.72%, 5/04/06, FRWD	N/A	3,000,000

			Illinois—0.1%
A-1+	390	[7]	Fin. Auth. RB, Resurrection Hlth Proj., Ser. B, 3.81%, 5/01/06, FRDD	N/A	390,000

			New York—0.8%
A-1+	2,000	[7]	New York St. Loc. Gov’t. Assist. RB, 3.74%, 5/03/06, FSA, FRWD	N/A	2,000,000
A-1+	3,500	[7]	Triborough Brdg. & Tunl. Auth. RB, 3.79%, 5/04/06, FRWD		3,500,000

					5,500,000

			Pennsylvania—0.6%
A-1	3,900	[7]	Higher Edl. Fac. Auth. RB, 3.80%, 5/04/06, FRWD	N/A	3,900,000

			Puerto Rico—0.0%
A-1	100	[7]	Gov’t. Dev. Bank RB, 3.65%, 5/03/06, MBIA, FRWD	N/A	100,000

See Notes to Financial Statements.

BlackRock Municipal Income Trust (BFK) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Texas—0.0%
A-1+	$50	[7]	Wtr. Dev. Board RB, 3.75%, 5/01/06, FRDD	$50,000

			Total Short-Term Investments (cost $12,940,000)	12,940,000

			Total Investments—161.9% (cost $1,014,302,1288)	$1,056,343,649
			Liabilities in excess of other assets—(4.4)%	(28,569,117)
			Preferred shares at redemption value, including dividends payable—(57.5)%	(375,307,688)

			Net Assets Applicable to Common Shareholders—100%	$652,466,844

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2006, the Trust held 7.8% of its net assets, with a current market value of $50,662,418, in securities restricted as to resale.

[5]	Security pledged as collateral.
[6]	Illiquid security. As of April 30, 2006, the Trust held 1.0% of net assets, with a current market value of $6,306,934.
[7]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of April 30, 2006.

[8]

Cost for Federal income tax purposes is $1,014,116,006. The net unrealized appreciation on a tax basis is $42,227,643, consisting of $49,833,679 gross unrealized appreciation and $7,606,036 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	MBIA	—	Municipal Bond Insurance Assoc.
AMBAC	—	American Municipal Bond Assurance Corp.	PCRB	—	Pollution Control Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRDD	—	Floating Rate Daily Demand	SA	—	Special Assessment
FRWD	—	Floating Rate Weekly Demand	SO	—	Special Obligation
FSA	—	Financial Security Assurance	ST	—	Special Tax
GO	—	General Obligation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock California Investment Quality Municipal Trust (RAA)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			LONG-TERM INVESTMENTS—145.0%
			California—130.2%
			California GO,
A	$700		4.75%, 3/01/34	03/16 @ 100	$688,380
A	40		5.75%, 3/01/19	09/06 @ 100.5	40,456
A+	595		Chula Vista Indl. Dev. RB, 5.00%, 12/01/27	12/15 @ 102	605,984
			Edl. Facs. Auth. RB,
AAA	760	[3]	Santa Clara Univ., 5.00%, 9/01/06, MBIA	N/A	778,521
AAA	75		Student Loan Prog., Ser. A, 6.00%, 3/01/16, MBIA	03/07 @ 102	77,400
			Golden St. Tobacco Sec. Corp. RB,
AAA	1,015		5.00%, 6/01/45, AMBAC	06/15 @ 100	1,030,499
AAA	600	[3]	Ser. B, 5.50%, 6/01/13	N/A	655,368
AAA	400	[3]	Ser. B, 5.625%, 6/01/13	N/A	439,968
A3	1,040		Hlth. Facs. Fin. Auth. RB, Cedars Sinai Med. Ctr. Proj., 5.00%, 11/15/34	11/15 @ 100	1,049,402
AAA	1,000	[3]	Infrastructure & Econ. Dev. RB, Bay Area Toll Brdgs., Ser. A, 5.00%, 1/01/28, AMBAC	N/A	1,070,110
			Los Angeles Cnty.,
AAA	1,000	[3]	RB Met. Trans. Auth. Sales Tax, 6.00%, 7/01/06, MBIA	N/A	1,013,840
AAA	1,000		ST Cmnty. Facs., Ser. A, 5.50%, 9/01/14, FSA	09/07 @ 102	1,043,710
AAA	500		Los Angeles Dept. of Wtr. & Pwr. Sys. RB, 5.00%, 7/01/35, FSA	07/15 @ 100	515,160
AA	1,150		Los Angeles Harbor Dept. RB, Ser. B, 6.00%, 8/01/13	08/06 @ 101	1,167,790
B-	945		Los Angeles Regl. Arpt. Impvt., Corp. Lease RB, Amer. Airlines, Inc. Proj., Ser. B, 7.50%, 12/01/24	12/12 @ 102	1,003,959
NR	1,000		Poway Unified Sch. Dist. ST, Cmnty. Facs. Dist. No. 6 Proj., 5.60%, 9/01/33	09/10 @ 102	1,012,570
A2	1,000		Pub. Wks. Brd. Lease RB, St. Univ. Proj., Ser. A, 6.10%, 10/01/06	05/06 @ 101	1,010,870
BBB+	1,000	[3]	Sacramento Pwr. Auth. RB, Cogeneration Proj., 6.50%, 7/01/06	N/A	1,024,490
NR	1,000		San Bernardino Cnty. ST, Cmnty. Facs., 5.90%, 9/01/33	09/12 @ 102	1,049,070
AAA	750		San Carlos Sch. Dist. Election 2005 GO, Ser. A, 5.00%, 10/01/30, MBIA	10/16 @ 100	775,770
AAA	500		San Diego Ind. Dev. RB, Ser. A, 5.90%, 6/01/18, AMBAC	05/06 @ 100	500,715
AAA	150		San Francisco City & Cnty. Arpt. Comm., Intl. Arpt. RB, Ser. 12-A, 5.90%, 5/01/26, MBIA	05/06 @ 101	151,500
AAA	40		So. California Pub. Pwr. Auth. RB, Transm. Proj., 5.50%, 7/01/20, MBIA	05/06 @ 100	40,050
AAA	500	[3]	Temecula Valley Unified Sch. Dist. GO, Ser. G, 5.75%, 8/01/07, FGIC	N/A	522,815
BBB	900		Tobacco Sec. Auth. So. California, Tobacco Settlement RB, Ser. A, 5.625%, 6/01/43	06/12 @ 100	919,017
AAA	370		West Basin Mun. Wtr. Dist. COP, Ser. A, 5.50%, 8/01/22, AMBAC	08/07 @ 101	381,355

					18,568,769

			Puerto Rico—14.8%
AAA	85		Hwy. & Trans. Auth. RB, Ser. L, 5.25%, 7/01/38, AMBAC	No Opt. Call	94,223
Aaa	745	[3]	Pub. Fin. Corp. RB, Ser. E, 5.50%, 2/01/12	N/A	808,564
BBB	500		Pub. Impvt. GO, Ser. A, 5.00%, 7/01/34	07/14 @ 100	504,300
BBB-	700		Puerto Rico Indl. Tourist Edl. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/26	03/16 @ 100	702,652

					2,109,739

			Total Long-Term Investments (cost $19,912,649)		20,678,508

See Notes to Financial Statements.

BlackRock California Investment Quality Municipal Trust (RAA) (continued)

Rating[1]	Principal Amount (000)		Description		Value

			SHORT-TERM INVESTMENTS—9.2%
			California—5.0%
VMIG1	$318	[4]	Irvine Impvt. Bond Act 1915, SA Dist. No 00-18, Ser. A, 3.75%, 5/01/06, FRDD		$318,000
A-1+	400	[4]	Orange Cnty. San. Dist. COP, Ser. B, 3.75%, 5/01/06, FRDD	.	400,000

					718,000
			Puerto Rico—4.2%
A-1	600	[4]	Hwy. & Transp. Auth. RB, Ser. A, 3.75%, 5/03/06, AMBAC, FRWD		600,000

			Total Short-Term Investments (cost $1,318,000)		1,318,000

			Total Investments—154.2% (cost $21,230,6495)		21,996,508
			Liabilities in excess of other assets—(1.6)%		(232,736)
			Preferred shares at redemption value, including dividends payable—(52.6)%		(7,502,960)

			Net Assets Applicable to Common Shareholders—100%		14,260,812

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of April 30, 2006.

[5]

Cost for Federal income tax purposes is $21,226,539. The net unrealized appreciation on a tax basis is $769,969, consisting of $821,356 gross unrealized appreciation and $51,387 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRDD	—	Floating Rate Daily Demand	SA	—	Special Assesment
FRWD	—	Floating Rate Weekly Demand	SO	—	Special Obligation
FSA	—	Financial Security Assurance	ST	—	Special Tax

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock California Municipal Income Trust (BFZ)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			LONG-TERM INVESTMENTS—156.3%
			California—135.0%
			Anaheim Pub. Fin. Auth. RB, Pub. Impvt. Proj.,
AAA	$24,500		Ser. C, Zero Coupon, 9/01/31, FSA	No Opt. Call	$6,927,620
AAA	6,070		Ser. C, Zero Coupon, 9/01/32, FSA	No Opt. Call	1,628,642
			California GO,
A	10,000		5.50%, 11/01/33	11/13 @ 100	10,702,400
AAA	5,500		Ser. BZ, 5.35%, 12/01/21, MBIA	06/07 @ 101	5,645,750
AAA	5,000		Ser. BZ, 5.375%, 12/01/24, MBIA	06/07 @ 101	5,128,650
			Chula Vista Indl. Dev. RB,
A+	4,395		5.00%, 12/01/27	12/15 @ 102	4,476,132
A+	5,065		5.00%, 12/01/27	12/15 @ 102	5,158,500
BBB	5,000		Cnty. Tobacco Sec. Agcy. RB, Stanislaus Fdg., Ser. A, 5.875%, 6/01/43	06/12 @ 100	5,170,100
A	10,000	[3,4]	Dept. of Wtr. Res., Pwr. Sply. RB, Ser. A, 5.375%, 5/01/12	N/A	10,928,300
AAA	4,000		East Bay Mun. Util. Dist. Wtr. Sys. Sub. RB, Ser. A, 5.00%, 6/01/35, MBIA	06/15 @ 100	4,123,480
AAA	10,000		Edl. Facs. Auth. RB, Stanford Univ., Ser. Q, 5.25%, 12/01/32	06/11 @ 101	10,497,600
AAA	6,000		El Monte Sr. Dept. of Pub. Svcs., Fac. Phase II, COP, 5.25%, 1/01/34, AMBAC	01/11 @ 100	6,217,560
			Elk Grove Unified Sch. Dist., Cmnty. Facs. Dist. 1 ST,
AAA	7,485		Zero Coupon, 12/01/29, AMBAC	12/11 @ 37.373	2,086,893
AAA	7,485		Zero Coupon, 12/01/30, AMBAC	12/11 @ 35.365	1,970,950
AAA	7,485		Zero Coupon, 12/01/31, AMBAC	12/11 @ 33.465	1,863,840
			Foothill/Eastn. Transp. Corridor Agcy. RB,
BBB	5,000		Toll Road, Zero Coupon, 1/15/33	01/10 @ 25.78	1,031,200
BBB	5,000		Toll Road, Zero Coupon, 1/15/34	01/10 @ 24.228	969,000
BBB	13,445		Toll Road, Zero Coupon, 1/15/35	01/10 @ 22.819	2,453,309
BBB	1,000		Toll Road, Zero Coupon, 1/15/38	01/10 @ 19.014	151,820
BBB	5,000		Toll Road, Zero Coupon, 1/15/26	01/14 @ 101	4,335,750
BBB	10,030		Toll Road, 5.75%, 1/15/40	01/10 @ 101	10,154,673
			Golden St. Tobacco Sec. Corp. RB,
AAA	13,145		5.00%, 6/01/45, AMBAC	06/15 @ 100	13,345,724
BBB	2,000		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	2,210,460
BBB	1,000		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	1,112,650
AAA	10,200	[3]	Ser. B, 5.50%, 6/01/13	N/A	11,141,256
AAA	5,800	[3]	Ser. B, 5.625%, 6/01/13	N/A	6,379,536
			Hlth. Facs. Fin. Auth. RB,
A	3,000		Insured Hlth. Facs. Valleycare, Ser. A, 5.375%, 5/01/27	05/12 @ 100	3,128,580
AAA	4,890	[5]	Kaiser Proj., Ser. A, 5.40%, 5/01/28	ETM	4,997,238
			Infrastructure & Econ. Dev. RB,
A	15,250		J. David Gladstone Inst. Proj., 5.25%, 10/01/34	10/11 @ 101	15,472,955
A+	13,500		Kaiser Hosp. Asst. LLC Proj., Ser. A, 5.55%, 8/01/31	08/11 @ 102	14,129,100
AAA	22,435	[3]	Bay Area Toll Brdgs., Ser. A, 5.00%, 1/01/28, AMBAC	N/A	24,007,918
NR	4,965		Irvine Mobile Home Park RB, Meadows Mobile Home Park Proj., Ser. A, 5.70%, 3/01/28	03/08 @ 102	4,903,235
A3	7,700		Kaweah Delta Hlth. Care Dist. RB, 6.00%, 8/01/34	08/12 @ 102	8,246,546
			Lathrop Fin. Auth. RB, Wtr. Sply. Proj.,
NR	2,855		5.90%, 6/01/27	06/13 @ 100	2,986,130
NR	5,140		6.00%, 6/01/35	06/13 @ 100	5,404,761
			Live Oak Unified Sch. Dist. GO, Cap. Apprec. Election 2004,
AAA	985		Zero Coupon, 8/01/35, XLCA	08/18 @ 39.952	205,432
AAA	1,030		Zero Coupon, 8/01/36, XLCA	08/18 @ 37.743	202,694
AAA	1,080		Zero Coupon, 8/01/37, XLCA	08/18 @ 35.649	201,895
AAA	1,125		Zero Coupon, 8/01/38, XLCA	08/18 @ 33.665	196,301
AAA	1,175		Zero Coupon, 8/01/39, XLCA	08/18 @ 31.785	193,570
AAA	1,230		Zero Coupon, 8/01/40, XLCA	08/18 @ 30.004	191,056
AAA	1,285		Zero Coupon, 8/01/41, XLCA	08/18 @ 28.317	188,368
AAA	1,340		Zero Coupon, 8/01/42, XLCA	08/18 @ 26.72	185,349
AAA	1,400		Zero Coupon, 8/01/43, XLCA	08/18 @ 25.208	182,042
AAA	1,465		Zero Coupon, 8/01/44, XLCA	08/18 @ 23.777	179,682
AAA	4,000		Los Angeles Dept. of Wtr. & Pwr. Sys. RB, 5.00%, 7/01/35, FSA	07/15 @ 100	4,121,280
B-	4,110		Los Angeles Regl. Arpt. Impvt., Corp. Lease RB, Amer. Airlines, Inc. Proj., Ser. C, 7.50%, 12/01/24	12/12 @ 102	4,393,384
AAA	4,000		Los Angeles Unified Sch. Dist. GO, Election of 2004, Ser. F, 5.00%, 7/01/30, FGIC	07/16 @ 100	4,148,200
BBB+	1,000		Palm Springs Mobile Home Park RB, Sahara Mobile Home Park Proj., 5.625%, 5/15/26	05/12 @ 102	1,032,230
BBB	2,290		Poll. Ctrl. Sld. Wst., Wst. Mgmt. RB, Inc. Proj., Ser. A-2, 5.40%, 4/01/25	04/15 @ 101	2,369,852

See Notes to Financial Statements.

BlackRock California Municipal Income Trust (BFZ) (continued)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			California—(cont’d)
NR	$4,000		Rancho Cucamonga Cmnty. Facs. Dist. ST, Ser. A, 6.50%, 9/01/33	09/13 @ 100	$4,168,400
AAA	15,500		Rancho Cucamonga Redev. Agcy. TA, Rancho Redev. Proj., 5.125%, 9/01/30, MBIA	09/11 @ 100	15,850,300
AAA	1,905		Richmond Wst. & Wtr. RB, Zero Coupon, 8/01/31, FGIC	No Opt. Call	540,887
AAA	2,020		San Carlos Sch. Dist. Election 2005 GO, Ser. A, 5.00%, 10/01/30, MBIA	10/16 @ 100	2,089,407
AAA	1,000		San Diego Cmnty. Coll. GO, 5.00%, 5/01/30, FSA	05/15 @ 100	1,033,660
AAA	6,500		San Francisco City & Cnty. Arpt. Comm., Intl. Arpt. RB, Ser. 27-A, 5.25%, 5/01/31, MBIA	05/11 @ 100	6,701,240
			San Francisco City & Cnty. Redev. Agcy. ST,
NR	1,775		Cmnty. Facs. Dist., Mission Bay South Proj., 6.125%, 8/01/31	08/09 @ 102	1,841,616
NR	7,500		Cmnty. Facs. Dist., Mission Bay South Proj., 6.25%, 8/01/33	08/11 @ 101	7,895,250
			San Jose Multi-Fam. Hsg. RB,
AAA	2,880		Lenzen Hsg., Ser. B, 5.45%, 2/20/43	08/11 @ 102	2,942,294
AAA	3,595		Vlgs. Pkwy. Sr. Apts. Proj., Ser. D, 5.50%, 4/01/34	04/11 @ 100	3,659,710
			Santa Clara Cnty. Hsg. Auth., Multi-Fam. Hsg. RB,
A3	1,715		John Burns Gardens Apts. Proj., Ser. A, 5.85%, 8/01/31	02/12 @ 101	1,737,672
A3	1,235		River Town Apts. Proj., Ser. A, 6.00%, 8/01/41	02/12 @ 101	1,258,761
NR	3,075		Santa Clarita Facs. Dist. ST, Valencia Town Ctr. Proj., 5.85%, 11/15/32	11/10 @ 102	3,134,102
			Statewide Cmnty. Dev. Auth. RB,
BBB+	4,000		Daughters of Charity Hlth. Proj., Ser. A, 5.25%, 7/01/30	07/15 @ 100	4,066,600
AA-	10,000		Sutter Hlth., Oblig. Grp. Proj., Ser. B, 5.625%, 8/15/42	08/12 @ 100	10,381,700
AAA	2,000		Upland Unified Sch. Dist. GO, Ser. B, 5.125%, 8/01/25, FSA	08/13 @ 100	2,088,980
NR	2,245		Val Verde Unified Sch. Dist. Fin. Auth. ST, 6.25%, 10/01/28	10/13 @ 102	2,333,206
AAA	2,000	[3]	Vernon Elec. Sys. RB, Malburg Generating Station Proj., 5.50%, 4/01/08	N/A	2,071,380

					310,874,758

			Multi-State—9.6%
			Charter Mac Equity Issuer Trust,
A3	7,000	[6]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	7,368,690
Baa1	4,000	[6]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	4,265,760
			MuniMae TE Bond Subsidiary, LLC,
A3	7,000	[6]	Ser. A-1, 6.30%, 6/30/49	06/09 @ 100	7,368,690
Baa1	3,000	[6]	Ser. B-1, 6.80%, 6/30/50	11/10 @ 100	3,219,960

					22,223,100

			Puerto Rico—11.7%
A3	10,000		Elec. Pwr. Auth. RB, Ser. 2, 5.25%, 7/01/31	07/12 @ 101	10,342,800
			Pub. Fin. Corp. RB,
Aaa	10,000	[3]	Ser. E, 5.70%, 2/01/10	N/A	10,692,700
Aaa	5,750	[3]	Ser. E, 5.75%, 2/01/07	N/A	5,839,643

					26,875,143

			Total Investments—156.3% (cost $342,321,0707)		$359,973,001
			Other assets in excess of liabilities—1.0%		2,387,715
			Preferred shares at redemption value, including dividends payable—(57.3)%		(132,002,565)

			Net Assets Applicable to Common Shareholders—100%		$230,358,151

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Security pledged as collateral.
[5]	Security is collateralized by Municipal or U.S. Treasury obligations.
[6]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2006, the Trust held 9.6% of its net assets, with a current market value of $22,223,100, in securities restricted as to resale.

[7]

Cost for Federal income tax purposes is $344,518,884. The net unrealized appreciation on a tax basis is $15,454,117, consisting of $15,927,101 gross unrealized appreciation and $472,984 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Assoc.
ETM	—	Escrowed to Maturity	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	ST	—	Special Tax
FSA	—	Financial Security Assurance	XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
APRIL 30, 2006

BlackRock Florida Investment Quality Municipal Trust (RFA)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			LONG-TERM INVESTMENTS—103.1%
			Florida—90.1%
AAA	$170	[3]	Boynton Beach, Util. Sys. RB, 6.25%, 11/01/20, FGIC	ETM	$198,722
AAA	1,000	[4]	Brevard Cnty. Sch. Brd. COP, Ser. B, 5.50%, 7/01/06, AMBAC	N/A	1,022,990
Baa2	1,000	[4]	Capital Trust Agcy. Multi-Fam. RB, American Oppty. Proj., Ser. A, 5.875%, 6/01/38	N/A	951,080
AAA	1,000	[4]	Dade Cnty. RB, Ser. B,, Zero Coupon, 10/01/08, AMBAC	N/A	656,520
AAA	1,000	[4]	First Florida Govtl. Fin. Com. RB, 5.75%, 7/01/06, AMBAC	N/A	1,013,440
NR	740		Live Oak Cmnty. Dev. Dist. No. 2 SA, Ser. A, 5.85%, 5/01/35	05/12 @ 101	745,750
NR	285		Madison Cnty. RB, First Mtg. Twin Oaks Proj., Ser. A, 6.00%, 7/01/25	07/15 @ 100	290,828
BB+	500		Miami Beach Hlth. Facs. Auth. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	557,810
AAA	5,000		Miami Dade Cnty. RB, Spec. Oblig., Ser. B, Zero Coupon, 10/01/31, MBIA	04/08 @ 28.079	1,256,500
A+	750		Miami Hlth. Facs. Auth. RB, Catholic Hlth. East, Ser. C, 5.125%, 11/15/24	11/13 @ 100	769,538
			Orange Cnty. Hlth. Facs. Auth. RB,
NR	105		Hlth. Care Orlando Lutheran Proj., 5.375%, 7/01/20	07/15 @ 100	102,550
NR	95		Hlth. Care Orlando Lutheran Proj., 5.70%, 7/01/26	07/15 @ 100	94,315
AAA	1,000		Palm Beach Cnty. Wtr. & Swr. RB, Ser. A, 5.00%, 10/01/36	10/16 @ 100	1,036,110
AA-	1,000	[4]	Pinellas Cnty. Hlth. Fac. Auth. RB, Baycare Hlth. Sys. Proj., 5.50%, 5/15/13	N/A	1,091,800
NR	660		Stevens Plantation Impvt. Proj. RB, 6.375%, 5/01/13	No Opt. Call	673,259
NR	1,000		Sumter Landing Cmnty. Dev. Dist. SA, 6.95%, 5/01/33	05/06 @ 100	1,000,000
AAA	1,000	[4,5]	Sunrise Util. Sys. RB, Ser. A, 5.75%, 10/01/06, AMBAC	N/A	1,018,700
AAA	750		Vlg. Ctr. Cmnty. Dev. Dist. RB, Ser. A, 5.00%, 11/01/32, MBIA	11/13 @ 101	766,665
BBB+	1,000	[4]	Volusia Cnty. Edl. Fac. Auth. RB, 6.125%, 10/15/06	N/A	1,030,580

					14,277,157

			Puerto Rico—13.0%
AAA	85		Hwy. & Trans. Auth. RB, Ser. L, 5.25%, 7/01/38, AMBAC	No Opt. Call	94,223
Aaa	745	[4]	Pub. Fin. Corp. RB, Ser. E, 5.50%, 2/01/12	N/A	808,563
BBB	500		Pub. Impvt. GO, Ser. A, 5.00%, 7/01/34	07/14 @ 100	504,300
BBB-	650		Puerto Rico Indl. Tourist Edl. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/26	03/16 @ 100	652,464

					2,059,550

			Total Long-Term Investments (cost $15,779,692)		16,336,707

			SHORT-TERM INVESTMENTS—46.3%
			Florida—34.6%
A-1+	1,300	[6]	Highlands Cnty. Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj., Ser. B, 3.80%, 5/04/06, FGIC, FRWD	N/A	1,300,000
A-1	500	[6]	Jacksonville PCRB, Pwr. & Lt. Co. Proj., 3.80%, 5/01/06, FRDD	N/A	500,000
VMIG1	780	[6]	Orange Cnty. Sch. Brd. COP, Ser. B, 3.80%, 5/01/06, AMBAC, FRDD	N/A	780,000
A-1	600	[6]	Orlando & Orange Cnty. Expwy. Auth. RB, Ser. D, 3.78%, 5/04/06, FSA, FRWD	N/A	600,000
A-1+	800	[6]	Palm Beach Cnty. Sch. Brd. COP, Ser. B, 3.77%, 5/04/06, AMBAC, FRWD	N/A	800,000
A-1+	700	[6]	Pinellas Cnty. Hlth. Fac. Auth. RB, 3.78%, 5/01/06, AMBAC, FRDD	N/A	700,000
A-1	800	[6]	Putnam Cnty. Dev. PCRB, Pwr. & Lt. Co., 3.80%, 5/01/06, FRDD	N/A	800,000

					5,480,000

			Puerto Rico—10.7%
A-1	700	[6]	Gov’t. Dev. Bank RB, 3.65%, 5/03/06, MBIA, FRWD	N/A	700,000
A-1	1,000	[6]	Hwy. & Transp. Auth. RB, Ser. A, 3.75%, 5/03/06, AMBAC, FRWD	N/A	1,000,000

					1,700,000

See Notes to Financial Statements.

BlackRock Florida Investment Quality Municipal Trust (RFA) (continued)

Shares (000)	Description	Value

	Money Market Fund—1.0%
150	AIM Tax Free Investment Co. Cash Reserve Portfolio	$150,000

	Total Short-Term Investments (cost $7,330,000)	7,330,000

	Total Investments—149.4% (cost $23,109,6927)	$23,666,707
	Other assets in excess of liabilities—4.3%	680,024
	Preferred shares at redemption value, including dividends payable—(53.7)%	(8,502,585)

	Net Assets Applicable to Common Shareholders—100%	$15,844,146

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is collateralized by Municipal or U.S. Treasury obligations.
[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	Security pledged as collateral.
[6]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of April 30, 2006.

[7]

Cost for Federal income tax purposes is $23,100,159. The net unrealized appreciation on a tax basis is $566,548, consisting of $623,232 gross unrealized appreciation and $56,684 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	PCRB	—	Pollution Control Revenue Bond
FRDD	—	Floating Rate Daily Demand	RB	—	Revenue Bond
FRWD	—	Floating Rate Weekly Demand	SA	—	Special Assessment

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock Florida Municipal Income Trust (BBF)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—150.3%
			Florida—129.8%
AA	$7,715		Beacon Tradeport Cmnty. Dev. Dist. RB, Ser. A, 5.625%, 5/01/32, RAA	05/12 @ 102	$8,322,865
A	2,000		Boynton Beach Multi.-Fam. Hsg. RB, Clipper Cove Apts. Proj., 5.45%, 1/01/33, ACA	01/13 @ 100	2,036,700
			Brd. of Ed. GO,
AAA	5,550	[3]	Ser. A, 5.125%, 6/01/10	N/A	5,894,433
AAA	1,000	[4]	Ser. J, 5.00%, 6/01/24, AMBAC	06/13 @ 101	1,036,940
AAA	2,800		Cap. Projs. Fin. Auth. Student Hsg. RB, Cap. Projs. Loan Prog., Ser. F-1, 5.00%, 10/01/31, MBIA	08/11 @ 102	2,824,024
Baa2	1,000	[3]	Capital Trust Agcy. Multi-Fam. RB, American Oppty. Proj., Ser. A, 5.875%, 6/01/38	N/A	951,080
AAA	799		Escambia Cnty. Hlth. Facs. Auth. RB, 5.95%, 7/01/20, AMBAC	No Opt. Call	858,624
NR	1,475		Gateway Svcs. Cmnty. Dev. Dist. SA, Stoneybrook Proj., 5.50%, 7/01/08	No Opt. Call	1,479,425
NR	1,665		Heritage Harbour So. Cmnty. Cap. Impvt. SA, Ser. A, 6.50%, 5/01/34	05/13 @ 101	1,744,321
A+	6,500	[3]	Highlands Cnty. Hlth. Facs. Auth. RB, Hosp. Adventist/Sunbelt Proj., Ser. A, 6.00%, 11/15/11	N/A	7,249,905
BBB+	1,450		Hillsborough Cnty. Ind. Dev. Auth. PCRB, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12 @ 100	1,501,330
AA	7,500		Jacksonville Econ. Dev. Comm. Hlth. Facs. RB, Mayo Clinic Proj., Ser. B, 5.50%, 11/15/36	11/11 @ 101	7,979,100
AAA	4,000		Jacksonville Transp. RB, 5.00%, 10/01/26, MBIA	10/11 @ 100	4,114,280
			JEA RB,
Aa2	5,000	[3]	Elec. Sys., Ser. A, 5.50%, 10/01/07	N/A	5,129,400
AA	7,500	[3]	Wtr. & Swr. Sys., Ser. C, 5.25%, 10/01/06	N/A	7,551,150
NR5	1,625		Laguna Lakes Cmnty. RB, Ser. A, 6.40%, 5/01/33	05/13 @ 101	1,689,984
NR	1,795		Madison Cnty. RB, First Mtg. Twin Oaks Proj., Ser. A, 6.00%, 7/01/25	07/15 @ 100	1,831,708
AAA	2,770	[6]	Melbourne Wtr. & Swr. RB, Zero Coupon, 10/01/21, FGIC	ETM	1,370,208
BB+	3,000		Miami Beach Hlth. Facs. Auth. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	3,346,860
AAA	1,000		Miami Dade Cnty., Expwy. Auth. Toll Sys. RB, 5.125%, 7/01/25, FGIC	07/11 @ 101	1,043,630
			Miami Dade Cnty., Spec. Oblig. RB,
AAA	2,595		Ser. A, Zero Coupon, 10/01/19, MBIA	04/08 @ 55.413	1,299,368
AAA	9,700		Ser. B, Zero Coupon, 10/01/33, MBIA	04/08 @ 25.056	2,170,569
AAA	25,000		Ser. C, Zero Coupon, 10/01/28, MBIA	04/08 @ 32.99	7,334,500
			No. Palm Beach Cnty. Impvt. Dist. RB, Wtr. Ctrl. & Impvt. Unit Dev. 43 Proj.,
NR	1,575		6.10%, 8/01/21	08/11 @ 101	1,626,156
NR	3,500		6.125%, 8/01/31	08/11 @ 101	3,599,610
			Orange Cnty. Hlth. Facs. Auth. RB,
NR	655		Hlth. Care Orlando Lutheran Proj., 5.375%, 7/01/20	07/15 @ 100	639,719
NR	600		Hlth. Care Orlando Lutheran Proj., 5.70%, 7/01/26	07/15 @ 100	595,674
			Palm Beach Cnty.,
AAA	2,500		Sch. Brd. COP, Ser. B, 5.00%, 8/01/25, AMBAC	08/11 @ 101	2,586,475
AAA	3,600		Wtr. & Swr. RB, Ser. A, 5.00%, 10/01/31	10/16 @ 100	3,742,092
AAA	3,000		Wtr. & Swr. RB, Ser. A, 5.00%, 10/01/36	10/16 @ 100	3,108,330
AA-	12,000		So. Miami Hlth. Facs. Auth. RB, Baptist Hlth. Proj., 5.25%, 11/15/33	02/13 @ 100	12,307,080
AAA	1,500		St. Petersburg Pub. Util. RB, Ser. A, 5.00%, 10/01/28, FSA	10/09 @ 101	1,535,670
NR	2,780		Sumter Cnty. Indl. Dev. Auth. RB, No. Sumter Util. Co. LLC Proj., 6.80%, 10/01/32	10/09 @ 100	2,888,476
NR	2,000		Sumter Landing Cmnty. Dev. Dist. SA, 6.95%, 5/01/33	05/06 @ 100	2,000,000
AA	5,500		Tampa RB, Univ. of Tampa Proj., 5.625%, 4/01/32, RAA	04/12 @ 100	5,873,615
AA	4,000		Tampa Wtr. & Swr. RB, Ser. A, 5.00%, 10/01/26	10/11 @ 101	4,112,400
			Vlg. Cmnty. Dev. Dist. Assmt., No. 5, SA,
NR	3,480		Ser. A, 6.00%, 5/01/22	05/13 @ 101	3,614,571
NR4	1,610		Ser. A, 6.50%, 5/01/33	05/13 @ 101	1,709,739
AAA	3,295		Vlg. Ctr. Cmnty. Dev. Dist. RB, Ser. A, 5.00%, 11/01/32, MBIA	11/13 @ 101	3,368,215
BBB+	2,000		Volusia Cnty. Edl. Fac. Auth. RB, Embry Riddle Aero. Univ. Proj., Ser. A, 5.75%, 10/15/29	10/09 @ 101	2,067,980

					134,136,206

			Puerto Rico—20.5%
BBB	6,000		Children’s Trust Fund Tobacco Settlement RB, 5.625%, 5/15/43	05/12 @ 100	6,163,620
			Pub. Fin. Corp. RB,
Aaa	4,000	[3]	Ser. E, 5.70%, 2/01/10	N/A	4,277,080
Aaa	3,000	[3]	Ser. E, 5.75%, 2/01/07	N/A	3,046,770
			Pub. Impvt. GO,
AAA	2,520	[3]	Ser. A, 5.125%, 7/01/11	N/A	2,689,621
BBB	4,980		Ser. A, 5.125%, 7/01/31	07/11 @ 100	5,055,149

					21,232,240

			Total Long-Term Investments (cost $148,497,537)		155,368,446

See Notes to Financial Statements.

BlackRock Florida Municipal Income Trust (BBF) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—2.6%
2,650	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $2,650,000)	$2,650,000

	Total Investments—152.9% (cost $151,147,5377)	$158,018,446
	Other assets in excess of liabilities—2.8%	2,921,613
	Preferred shares at redemption value, including dividends payable—(55.7)%	(57,578,381)

	Net Assets Applicable to Common Shareholders—100%	$103,361,678

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Security pledged as collateral.
[5]	Security is deemed to be of investment grade quality by the investment advisor.
[6]	Security is collateralized by Municipal or U.S. Treasury obligations.
[7]

Cost for Federal income tax purposes is $151,147,385. The net unrealized appreciation on a tax basis is $6,871,061, consisting of $6,974,711 gross unrealized appreciation and $103,650 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	MBIA	—	Municipal Bond Insurance Assoc.
AMBAC	—	American Municipal Bond Assurance Corp.	PCRB	—	Pollution Control Revenue Bond
COP	—	Certificate of Participation	RAA	—	Radian Asset Assurance
ETM	—	Escrowed to Maturity	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	SA	—	Special Assessment
FSA	—	Financial Security Assurance	SO	—	Special Obligation
GO	—	General Obligation	ST	—	Special Tax

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			LONG-TERM INVESTMENTS—107.8%
			Multi-State—7.4%
A3	$1,000	[3]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49	06/09 @ 100	$1,062,140

			New Jersey—88.6%
AAA	1,000		Delaware River Port. Auth. of PA & NJ RB, 5.75%, 1/01/26, FSA	01/10 @ 100	1,063,540
			Econ. Dev. Auth. RB,
BBB	1,000		Cigarette Tax, 5.75%, 6/15/34	06/14 @ 100	1,053,680
B	925		Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	923,492
NR	60		First Mtg. Lions Gate Proj., Ser. A, 5.75%, 1/01/25	01/13 @ 102	61,116
NR	110		First Mtg. Lions Gate Proj., Ser. A, 5.875%, 1/01/37	01/13 @ 102	112,049
BBB	500		Sld. Wst., Disp. Wst. Mgmt. Proj., Ser. A, 5.30%, 6/01/15	No Opt. Call	522,345
AAA	900		Transp. Proj., Ser. A, 5.75%, 5/01/10, FSA	No Opt. Call	963,783
AAA	1,000	[4]	Edl. Fac. Auth. RB, Rowan Coll., Ser. E, 5.875%, 7/01/06, AMBAC	N/A	1,013,640
			Hlth. Care Fac. Fin. Auth. RB,
A	1,000		Hackensack Univ. Med. Ctr., 6.00%, 1/01/25	01/10 @ 101	1,058,540
AAA	1,000		St. Joseph’s Hosp. & Med. Ctr., 5.75%, 7/01/16, CONNIE LEE	07/06 @ 102	1,022,900
			Middlesex Cnty. Impvt. Auth. RB,
NR	750		Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	760,065
Baa1	1,000		Student Hsg. Proj., Ser. A, 5.00%, 8/15/35	08/14 @ 100	998,770
AAA	1,000		Passaic Valley Sewage Com., Swr. Sys. GO, Ser. E, 5.75%, 12/01/21, AMBAC	12/09 @ 101	1,073,710
BBB	1,000		Tobacco Settlement Fin. Corp. RB, 6.125%, 6/01/42	06/12 @ 100	1,049,560
			Tpke. Auth. RB,
AAA	840	[5]	Ser. C, 6.50%, 1/01/16, AMBAC	ETM	968,587
AAA	160		Ser. C, 6.50%, 1/01/16, AMBAC	No Opt. Call	184,048

					12,829,825

			Puerto Rico—11.8%
AAA	80		Hwy. & Trans. Auth. RB, Ser. L, 5.25%, 7/01/38, AMBAC	No Opt. Call	88,681
BBB-	600		Indl. Tourist Edl. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/26	03/16 @ 100	602,274
AAA	1,000	[4,6]	Puerto Rico GO, 5.40%, 7/01/06, FSA	N/A	1,017,860

					1,708,815

			Total Long-Term Investments (cost $14,733,417)		15,600,780

See Notes to Financial Statements.

BlackRock New Jersey Investment Quality Municipal Trust (RNJ) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			SHORT-TERM INVESTMENTS—39.6%
			New Jersey—30.0%
VMIG1	$700	[7]	Econ. Dev. Auth. RB, Lawrence Sch. Proj., Ser. B, 3.25%, 5/01/06, FRDD	$700,000
A-1+	285	[7]	Edl. Fac. Auth. RB, Princeton Univ. Proj., Ser. B, 3.43%, 5/01/06, FRDD	285,000
VMIG1	200	[7]	Essex Cnty. Impvt. Auth. RB, Aces Pooled Gov’t. Loan Prog., 3.78%, 5/03/06, FRWD	200,000
A-1+	500	[7]	Gloucester Cnty. Ind. PCRB, ExxonMobil Proj., 3.28%, 5/01/06, FRDD	500,000
A-1+	700	[7]	Mercer Cnty. Impvt. Auth. RB, Atlantic Fndtn. & Johnson, 3.75%, 5/04/06, MBIA, FRWD	700,000
A-1+	700	[7]	New Jersey St. Edl. Facs Auth. RB, Princeton Univ., Ser. F, 3.59%, 5/01/06, FRDD	700,000
A-1+	555	[7]	Sports & Expo. Auth. RB, Ser. B-2, 3.76%, 5/03/06, MBIA, FRWD	555,000
A-1+	700	[7]	Union Cnty. Indl. PCRB Auth., Exxon Proj., 3.59%, 5/01/06, FRDD	700,000

				4,340,000

			Puerto Rico—9.6%
A-1	700	[7]	Gov’t. Dev. Bank RB, 3.65%, 5/03/06, MBIA, FRWD	700,000
A-1	700	[7]	Hwy. & Transp. Auth. RB, Ser. A, 3.75%, 5/03/06, AMBAC, FRWD	700,000

				1,400,000

			Total Short-Term Investments (cost $5,740,000)	5,740,000

			Total Investments—147.4% (cost $20,473,4178)	$21,340,780
			Other assets in excess of liabilities—4.4%	638,921
			Preferred shares at redemption value, including dividends payable—(51.8)%	(7,503,287)

			Net Assets Applicable to Common Shareholders—100%	$14,476,414

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2006, the Trust held 7.3% of its net assets, with a current market value of $1,062,140, in securities restricted as to resale.

[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	Security is collateralized by Municipal or U.S. Treasury obligations.
[6]	Security pledged as collateral.
[7]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of April 30, 2006.

[8]

Cost for Federal income tax purposes is $20,462,743. The net unrealized appreciation on a tax basis is $878,037, consisting of $882,064 gross unrealized appreciation and $4,027 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
CONNIE LEE	—	College Construction Loan Insurance Assoc.	MBIA	—	Municipal Bond Insurance Assoc.
ETM	—	Escrowed to Maturity	PCRB	—	Pollution Control Revenue Bond
FRDD	—	Floating Rate Daily Demand	RB	—	Revenue Bond
FRWD	—	Floating Rate Weekly Demand	ST	—	Special Tax
FSA	—	Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock New Jersey Municipal Income Trust (BNJ)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—149.3%
			Multi-State—12.8%
			Charter Mac Equity Issuer Trust,
A3	$7,000	[3]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	$7,368,690
Baa1	2,500	[3]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	2,666,100
			MuniMae TE Bond Subsidiary, LLC,
A3	3,000	[3]	Ser. A-1, 6.30%, 6/30/49	06/09 @ 100	3,158,010
Baa1	2,000	[3]	Ser. B-1, 6.80%, 6/30/50	11/10 @ 100	2,146,640

					15,339,440

			New Jersey—103.4%
A+	8,340	[4]	Cherry Hill Twnshp., GO, 5.00%, 7/15/11	N/A	8,795,698
			Econ. Dev. Auth. RB,
BBB	5,000		Cigarette Tax, 5.75%, 6/15/34	06/14 @ 100	5,268,400
B	3,450		Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	3,444,377
NR	500		First Mtg. Lions Gate Proj., Ser. A, 5.75%, 1/01/25	01/13 @ 102	509,300
NR	855		First Mtg. Lions Gate Proj., Ser. A, 5.875%, 1/01/37	01/13 @ 102	870,929
BBB	2,000		Sld. Wst., Disp. Wst. Mgmt. Proj., Ser. A, 5.30%, 6/01/15	No Opt. Call	2,089,380
			Econ. Dev. Auth.,
B	2,000		RB Continental Airlines, Inc. Proj., 7.20%, 11/15/30	11/10 @ 101	2,014,840
BBB-	2,630		RB First Mtg. Fellowship Vlg. Proj., Ser. C., 5.50%, 1/01/18	01/09 @ 102	2,653,354
BBB-	4,050		RB First Mtg. Winchester Proj., Ser. A, 5.75%, 11/01/24	11/14 @ 100	4,317,341
Baa3	5,000		RB Kapkowski Rd. Landfill Proj., 6.50%, 4/01/31	No Opt. Call	5,717,450
A+	2,000		RB Masonic Charity Fndtn. Proj., 5.50%, 6/01/31	06/11 @ 102	2,127,360
Aaa	1,930		RB Victoria Hlth. Proj., Ser. A, 5.20%, 12/20/36	12/11 @ 103	2,034,104
Baa3	2,500		SA Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	2,940,025
			Edl. Facs. Auth. RB,
BBB-	1,000		Fairleigh Dickinson Univ. Proj., Ser. C, 5.50%, 7/01/23	07/14 @ 100	1,059,490
BBB-	2,000		Fairleigh Dickinson Univ. Proj., Ser. C, 6.00%, 7/01/20	07/14 @ 100	2,193,580
BBB-	3,000		Fairleigh Dickinson Univ. Proj., Ser. D, 6.00%, 7/01/25	07/13 @ 100	3,246,060
BBB+	2,120		Georgian Court Coll. Proj., Ser. C, 6.50%, 7/01/33	07/13 @ 100	2,336,049
AAA	12,600		Garden St. Presvtn. Trust RB, Open Space & Farmland Presvtn. Proj., Ser. B, Zero Coupon, 11/01/26, FSA	No Opt. Call	4,728,402
			Hlth. Care Fac. Fin. Auth. RB,
A	4,500		Atlantic City Med. Ctr. Proj., 5.75%, 7/01/25	07/12 @ 100	4,715,595
A+	3,000		Catholic Hlth. East. Proj., Ser. A, 5.375%, 11/15/33	11/12 @ 100	3,109,320
A2	10,000	[5]	Kennedy Hlth. Sys. Proj., 5.625%, 7/01/31	07/11 @ 100	10,465,500
Baa1	1,960		So. Jersey Hosp. Proj., 6.00%, 7/01/26	07/12 @ 100	2,054,217
Baa1	5,500		So. Jersey Hosp. Proj., 6.00%, 7/01/32	07/12 @ 100	5,761,415
BBB+	1,540		So. Ocean Cnty. Hosp. Proj., Ser. A, 6.25%, 7/01/23	05/06 @ 100	1,543,865
			Middlesex Cnty. Impvt. Auth. RB,
AAA	1,400		Admin. Bldg. Res. Proj., 5.35%, 7/01/34	07/11 @ 100	1,457,442
NR	5,000		Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	5,067,100
AAA	4,470		New Brunswick Apts. Rental Hsg. Proj., 5.30%, 8/01/35	08/12 @ 100	4,548,001
BBB-	2,500		Middlesex Cnty. Poll. Ctrl. Auth. RB, Amerada Hess, 6.05%, 9/15/34	09/14 @ 100	2,696,825
Aaa	1,930		Newark Hlth. Care Fac. RB, New Cmty. Urban Renewal Proj., Ser. A, 5.20%, 6/01/30	06/12 @ 102	2,032,599
BBB	13,000		Tobacco Settlement Fin. Corp. RB, 6.125%, 6/01/42	06/12 @ 100	13,644,280
			Trenton Pkg. Auth. RB,
AAA	5,465		5.00%, 4/01/25, FGIC	04/11 @ 100	5,634,961
AAA	1,500		5.00%, 4/01/30, FGIC	04/11 @ 100	1,537,305
			Vineland, GO,
AAA	1,500		5.30%, 5/15/30, MBIA	05/10 @ 101	1,561,710
AAA	1,500		5.375%, 5/15/31, MBIA	05/10 @ 101	1,565,370

					123,741,644

			New York—7.0%
AAA	8,000		Port Auth. of NY & NJ RB, Spec. Oblig. JFK Intl. Air Terminal, 5.75%, 12/01/22, MBIA	12/07 @ 102	8,367,040

See Notes to Financial Statements.

BlackRock New Jersey Municipal Income Trust (BNJ) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Puerto Rico—26.1%
			Hsg. Fin. Corp., Home Mtg. RB,
AAA	$2,595		Ser. A, 5.20%, 12/01/33	06/11 @ 100	$2,623,234
AAA	2,595		Ser. B, 5.30%, 12/01/28	06/11 @ 100	2,616,694
AAA	3,500	[4]	Hwy. & Transp. Auth. RB, Ser. D, 5.25%, 7/01/12	N/A	3,780,245
			Pub. Bldgs. Auth. RB,
A-	4,765	[4]	Gov’t. Facs., Ser. D, 5.25%, 7/01/12	N/A	5,119,421
BBB	1,735		Gov’t. Facs., Ser. D, 5.25%, 7/01/36	07/12 @ 100	1,790,104
AAA	5,000		Ser. D, Zero Coupon, 7/01/12	07/17 @ 100	3,879,700
			Pub. Fin. Corp. RB,
Aaa	4,000	[4]	Ser. E, 5.70%, 2/01/10	N/A	4,277,080
Aaa	7,040	[4]	Ser. E, 5.75%, 2/01/07	N/A	7,149,754

					31,236,232

			Total Long-Term Investments (cost $168,192,259)		178,684,356

	Shares
	(000)

			MONEY MARKET FUND—1.1%
NR	1,400		AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $1,400,000)	N/A	1,400,000

			Total Investments—150.4% (cost $169,592,2596)		$180,084,356
			Other assets in excess of liabilities—2.9%		3,437,275
			Preferred shares at redemption value, including dividends payable—(53.3)%		(63,817,620)

			Net Assets Applicable to Common Shareholders—100%		$119,704,011

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2006, the Trust held 12.8% of its net assets, with a current market value of $15,339,440, in securities restricted as to resale.

[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	Pledged as collateral.
[6]

Cost for Federal income tax purposes is $169,549,403. The net unrealized appreciation on a tax basis is $10,534,953, consisting of $10,534,953 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FSA	—	Financial Security Assurance	SA	—	Special Assessment
GO	—	General Obligation	ST	—	Special Tax

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock New York Investment Quality Municipal Trust (RNY)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			LONG-TERM INVESTMENTS—145.6%
			New York—133.0%
			Albany Indl. Dev. Agcy. RB, New Covenant Charter Sch. Proj.,
NR	$95		Ser. A, 7.00%, 5/01/25	05/15 @ 102	$90,453
NR	60		Ser. A, 7.00%, 5/01/35	05/15 @ 102	55,922
AAA	1,000		Albany Mun. Wtr. Fin. Auth., Second Resolution RB, Ser. B, 5.00%, 12/01/33, MBIA	06/08 @ 100	1,010,760
AAA	1,000		Convention Ctr. Dev. Hotel Unit Fee Secured RB, 5.00%, 11/15/44, AMBAC	11/15 @ 100	1,026,690
			Dorm. Auth. RB,
AAA	750		Hosp. Lutheran Med. Proj., 5.00%, 8/01/31, MBIA	02/13 @ 100	769,358
Aa3	1,000		Kateri Residence Proj., 5.00%, 7/01/22	07/13 @ 100	1,021,050
BB+	1,000		Mount Sinai Hlth. Proj., Ser. A, 6.50%, 7/01/25	07/10 @ 101	1,066,180
AAA	1,005		St. Univ. Edl. Fac., 5.25%, 5/15/15, AMBAC	No Opt. Call	1,082,797
A+	1,000	[3]	Univ. of Rochester Proj., Ser. B, 5.625%, 7/01/09	N/A	1,065,780
AA-	925		Liberty Dev. Corp. RB, 5.25%, 10/01/35	No Opt. Call	997,844
AA-	2,100		Madison Cnty. Indl. Dev. Agcy., Civic Fac. RB, Colgate Univ. Proj., Ser. B, 5.00%, 7/01/23	07/13 @ 100	2,183,097
AAA	1,000	[3]	Nassau Cnty., GO, Ser. U, 5.25%, 11/01/06, AMBAC	N/A	1,027,910
AA	1,000		New York City Hsg. Dev. Corp. Multi.-Fam. Hsg. RB, Ser. A, 5.25%, 5/01/30	05/14 @ 100	1,031,590
			New York City Indl. Dev. Agcy. RB,
B-	300		American Airlines, JFK Intl. Arpt., 7.75%, 8/01/31	08/16 @ 101	328,731
B-	950		American Airlines, JFK Intl. Arpt. Proj., 7.625%, 8/01/25	08/16 @ 101	1,040,962
BBB-	500		Liberty Interactive Corp. Proj., 5.00%, 9/01/35	09/15 @ 100	488,170
			New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. RB,
AAA	1,000		Ser. B, 5.00%, 6/15/36, FSA	12/14 @ 100	1,032,450
AA+	1,000		Ser. C, 5.125%, 6/15/33	06/11 @ 101	1,035,750
AAA	2,000	[3,4]	New York City Transl. Fin. Auth. RB, Ser. B, 6.00%, 5/15/10	N/A	2,192,040
			New York City, GO,
A+	990	[3]	Ser. A, 6.00%, 5/15/10	N/A	1,083,109
A+	10		Ser. A, 6.00%, 5/15/30	05/10 @ 101	10,773
AAA	1,000	[3]	New York Urban Dev. Corp. RB, Correctional Facs., 5.70%, 1/01/07, MBIA	N/A	1,033,080
AA	1,000		New York, GO, Ser. B, 5.70%, 8/15/12	05/06 @ 101	1,011,120
Caa2	1,000		Port Auth. of NY & NJ RB Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	05/06 @ 100	1,002,470
AAA	2,000		Sales Tax Asset Receivable Corp. RB, Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	2,072,440
			Triborough Brdg. & Tunl. Auth., New York RB, Refdg.,
AAA	845	[3]	Ser. A, 5.00%, 1/01/12, MBIA	N/A	897,052
AAA	155		Ser. A, 5.00%, 1/01/32, MBIA	01/12 @ 100	159,294

					25,816,872

			Puerto Rico—12.6%
BBB	500		Children’s Trust Fund Tobacco Settlement RB, 5.625%, 5/15/43	05/12 @ 100	513,635
Aaa	745	[3]	Pub. Fin. Corp. RB, Ser. E, 5.50%, 2/01/12	N/A	808,563
BBB	315		Pub. Impvt. GO, Ser. A, 5.00%, 7/01/34	07/14 @ 100	317,709
BBB-	800		Puerto Rico Indl. Tourist Edl. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/26	03/16 @ 100	803,032

					2,442,939

			Total Long-Term Investments (cost $27,049,219)		28,259,811

See Notes to Financial Statements.

BlackRock New York Investment Quality Municipal Trust (RNY) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			SHORT-TERM INVESTMENT—1.0%
			New York—1.0%
A-1+	$200	[5]	Triborough Brdg. & Tunl. Auth. RB, 3.79%, 5/04/06, FRWD (cost $200,000)	$200,000

			Total Investments—146.6% (cost $27,249,2206)	$28,459,811
			Other assets in excess of liabilities—3.9%	749,980
			Preferred shares at redemption value, including dividends payable—(50.5)%	(9,806,578)

			Net Assets Applicable to Common Shareholders—100%	$19,403,213

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Security pledged as collateral.
[5]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of April 30, 2006.

[6]

Cost for Federal income tax purposes is $27,243,617. The net unrealized appreciation on a tax basis is $1,216,194, consisting of $1,256,855 gross unrealized appreciation and $40,661 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
FRWD	—	Floating Rate Weekly Demand	MBIA	—	Municipal Bond Insurance Assoc.
FSA	—	Financial Security Assurance	RB	—	Revenue Bond

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock New York Municipal Income Trust (BNY)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			LONG-TERM INVESTMENTS—150.6%
			Multi-State—11.1%
			Charter Mac Equity Issuer Trust,
A3	$6,000	[3]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	$6,316,020
Baa1	5,500	[3]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	5,865,420
			MuniMae TE Bond Subsidiary, LLC,
A3	6,000	[3]	Ser. A-1, 6.30%, 6/30/49	06/09 @ 100	6,316,020
Baa1	3,000	[3]	Ser. B-1, 6.80%, 6/30/50	11/10 @ 100	3,219,960

					21,717,420

			New York—123.1%
			Albany Indl. Dev. Agcy. RB, New Covenant Charter Sch. Proj.,
NR	910		Ser. A, 7.00%, 5/01/25	05/15 @ 102	866,447
NR	590		Ser. A, 7.00%, 5/01/35	05/15 @ 102	549,898
AAA	11,000		Convention Ctr. Dev. Hotel Unit Fee Secured RB, 5.00%, 11/15/44, AMBAC	11/15 @ 100	11,293,590
			Dorm. Auth. RB,
AA-	1,765	[4]	City Univ. Proj., Ser. A, 5.25%, 7/01/11	N/A	1,889,803
BB+	6,000		Mt. Sinai NYU Hlth. Proj., 5.50%, 7/01/26	07/08 @ 100	6,087,300
AAA	9,000		New Sch. Univ. Proj., 5.00%, 7/01/41, MBIA	07/11 @ 100	9,150,750
AAA	5,000		New York Univ. Proj., Ser. 2, 5.00%, 7/01/41, AMBAC	07/11 @ 100	5,083,750
A-	2,000		No. Shore Long Island Jewish Grp. Proj., 5.375%, 5/01/23	05/13 @ 100	2,085,740
A-	2,000		No. Shore Long Island Jewish Grp. Proj., 5.50%, 5/01/33	05/13 @ 100	2,095,640
AA-	13,025		Liberty Dev. Corp. RB, 5.25%, 10/01/35	No Opt. Call	14,050,719
AA-	2,000		Madison Cnty. Indl. Dev. Agcy., Civic Fac. RB, Colgate Univ. Proj., Ser. B, 5.00%, 7/01/33	07/13 @ 100	2,054,360
			Met. Transp. Auth. RB, Ded. Tax Fund,
AA-	12,000		Ser. A, 5.00%, 11/15/30	11/12 @ 100	12,274,800
A	12,000		Ser. A, 5.125%, 11/15/31	11/12 @ 100	12,427,080
			Mtg. Agcy. RB,
Aa1	5,950		Ser. 101, 5.40%, 4/01/32	10/11 @ 100	6,066,977
Aaa	15,500		Ser. A, 5.30%, 10/01/31	04/11 @ 100	15,773,730
			New York City Indl. Dev. Agcy. RB,
B-	4,000		American Airlines, JFK Intl. Arpt., 7.75%, 8/01/31	08/16 @ 101	4,383,080
B-	3,200		American Airlines, JFK Intl. Arpt. Proj., 7.625%, 8/01/25	08/16 @ 101	3,506,400
BBB-	2,000		Liberty Interactive Corp. Proj., 5.00%, 9/01/35	09/15 @ 100	1,952,680
A	750		Marymount Sch. Proj., 5.125%, 9/01/21, ACA	09/11 @ 102	760,695
A	2,000		Marymount Sch. Proj., 5.25%, 9/01/31, ACA	09/11 @ 102	2,030,220
AAA	1,550		Royal Charter Presbyterian, 5.25%, 12/15/32, FSA	12/11 @ 102	1,632,352
BBB-	14,850		Spec. Arpt. Airis JFK I LLC Proj., Ser. A, 5.50%, 7/01/28	07/11 @ 100	15,152,643
			New York City Mun. Wtr. Fin. Auth. RB,
AAA	4,000		Ser. A, 5.00%, 6/15/32, FGIC	06/11 @ 100	4,101,320
AA+	6,500		Ser. C, 5.00%, 6/15/32	06/11 @ 100	6,634,810
AA+	5,000		Ser. D, 5.00%, 6/15/39	06/15 @ 100	5,124,850
			New York City Transl. Fin. Auth. RB,
AAA	1,140	[4]	5.00%, 5/01/09	N/A	1,193,512
AAA	2,520		5.00%, 5/01/29	05/09 @ 101	2,584,814
			New York City, GO,
AAA	3,290	[4]	Ser. C, 5.375%, 3/15/12	N/A	3,563,629
A+	2,710		Ser. C, 5.375%, 3/15/28	03/12 @ 100	2,856,611
A+	7,000		Ser. D, 5.375%, 6/01/32	06/12 @ 100	7,371,700
BBB	6,700		New York Cntys. Tobacco Trust III RB, 6.00%, 6/01/43	06/13 @ 100	6,989,172
			Port Auth. of NY & NJ RB,
AA-	5,000		Consolidated 132nd Ser, 5.00%, 9/01/38	09/13 @ 101	5,130,900
Caa2	9,250		Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	05/06 @ 100	9,272,847
AAA	13,000	[5]	Spec. Oblig. JFK Intl. Air Terminal, 5.75%, 12/01/22, MBIA	12/07 @ 102	13,596,440
BBB	2,500		Rensselaer Tobacco Asset Sec. Corp., Tobacco Settlement RB., Ser. A, 5.75%, 6/01/43	06/12 @ 100	2,546,750
BBB	5,000		Rockland Tobacco Asset Sec. Corp., Tobacco Settlement RB, 5.75%, 8/15/43	08/12 @ 100	5,093,500
AAA	7,000		Sales Tax Asset Receivable Corp. RB, Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	7,253,540
A	7,000		Suffolk Cnty. Indl. Dev. Agcy. RB, Keyspan Port Jefferson Proj., 5.25%, 6/01/27	06/13 @ 100	7,157,360
			TSASC, Inc., Tobacco Settlement RB,
AAA	5,000	[4]	Ser. 1, 5.75%, 7/15/12	N/A	5,513,450
AAA	8,000	[4]	Ser. 1, 6.375%, 7/15/09	N/A	8,705,760
AA	2,500		Westchester Cnty. Ind. Dev. Agcy. RB, Winward Sch. Civic Fac., 5.25%, 10/01/31, RAA	10/11 @ 100	2,575,750
AAA	2,000	[4]	Westchester Tobacco Asset Sec. Corp., Tobacco Settlement RB., 6.75%, 7/15/10	N/A	2,252,280

					240,687,649

See Notes to Financial Statements.

BlackRock New York Municipal Income Trust (BNY) (continued)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			Puerto Rico—16.4%
BBB	$4,060		Children’s Trust Fund Tobacco Settlement RB, 5.625%, 5/15/43	05/12 @ 100	$4,170,716
			Pub. Bldgs. Auth. RB,
BBB	1,600		Gov’t. Facs., Ser. D, 5.25%, 7/01/36	07/12 @ 100	1,650,816
A-	4,400	[4]	Gov’t. Facs., Ser. D, 5.25%, 7/01/12	N/A	4,727,272
			Pub. Fin. Corp. RB,
Aaa	7,475	[4]	Ser. E, 5.50%, 2/01/12	N/A	8,112,767
Aaa	7,000	[4]	Ser. E, 5.70%, 2/01/10	N/A	7,484,890
Aaa	5,750	[4]	Ser. E, 5.75%, 2/01/07	N/A	5,839,643

					31,986,104

			Total Long-Term Investments (cost $283,340,598)		294,391,173

			SHORT-TERM INVESTMENTS—3.2%
			New York—1.6%
A-1+	3,200	[6]	New York St. Loc. Gov’t. Assist. RB, 3.57%, 5/10/06, FSA, FRWD	N/A	3,200,000

	Shares (000)

			Money Market Fund—1.6%
NR	3,050		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	3,050,000

			Total Short-Term Investments (cost $6,250,000)		6,250,000

			Total Investments—153.8% (cost $289,590,5987)		$300,641,173
			Other assets in excess of liabilities—2.4%		4,626,809
			Preferred shares at redemption value, including dividends payable—(56.2)%		(109,805,997)

			Net Assets Applicable to Common Shareholders—100%		$195,461,985

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2006, the Trust held 11.1% of its net assets, with a current market value of $21,717,420, in securities restricted as to resale.

[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	Security pledged as collateral.
[6]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of April 30, 2006.

[7]

Cost for Federal income tax purposes is $289,584,752. The net unrealized appreciation on a tax basis is $11,056,421, consisting of $11,698,884 gross unrealized appreciation and $642,463 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	GO	—	General Obligation
AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	RAA	—	Radian Asset Assurance
FRWD	—	Floating Rate Weekly Demand	RB	—	Revenue Bond
FSA	—	Financial Security Assurance	ST	—	Special Tax

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (unaudited) April 30, 2006

	Investment Quality Municipal Trust (BKN)	Municipal Income Trust (BFK)	California Investment Quality Municipal Trust (RAA)	California Municipal Income Trust (BFZ)

Assets
Investments at value[1]	$408,830,755	$1,056,343,649	$21,996,508	$359,973,001
Investment in affiliates	90,735	134,416	19,939	49,960
Cash	44,497	79,593	345,331	—
Receivable from investments sold	28,322,524	44,480,095	—	—
Interest receivable	5,773,753	15,978,381	318,339	5,683,823
Unrealized appreciation on interest rate swaps	803,915	3,050,326	—	1,142,933
Other assets	2,380	5,979	1,413	2,109

	443,868,559	1,120,072,439	22,681,530	366,851,826

Liabilities
Payable to custodian	—	—	—	118,243
Payable for investments purchased	36,637,522	85,322,606	775,770	2,089,407
Cash with brokers as collateral	501,389	2,672,993	—	802,222
Dividends payable — common shares	1,474,401	3,613,616	71,101	1,140,940
Investment advisory fee payable	116,587	295,767	7,088	104,139
Administration fee payable	49,966	—	2,872	—
Deferred Trustees’ fees	90,735	134,416	19,939	49,961
Payable to affiliates	43,469	43,491	6,637	24,795
Other accrued expenses	122,918	215,018	34,351	161,403

	39,036,987	92,297,907	917,758	4,491,110

Preferred Shares at Redemption Value
$25,000 liquidation value per share, including dividends payable[2]	146,662,020	375,307,688	7,502,960	132,002,565

Net Assets Applicable to Common Shareholders	$258,169,552	$652,466,844	$14,260,812	$230,358,151

Composition of Net Assets Applicable to Common Shareholders:
Par value[3]	$167,071	$43,751	$10,071	$15,002
Paid-in capital in excess of par	231,766,743	621,051,052	13,392,714	212,879,976
Undistributed net investment income	10,961,627	18,705,887	118,466	6,463,589
Accumulated net realized gain (loss)	(1,746,259)	(32,425,693)	(26,298)	(7,795,280)
Net unrealized appreciation	17,020,370	45,091,847	765,859	18,794,864

Net assets applicable to common shareholders, April 30, 2006	$258,169,552	$652,466,844	$14,260,812	$230,358,151

Net asset value per common share[4]	$15.45	$14.91	$14.16	$15.36

[1]Investments at cost	$392,614,300	$1,014,302,128	$21,230,649	$342,321,070
[2]Preferred shares outstanding	5,862	15,005	300	5,278
[3]Par value per share	0.01	0.001	0.01	0.001
[4]Common shares outstanding	16,707,093	43,750,599	1,007,093	15,001,940

See Notes to Financial Statements.

Florida Investment Quality Municipal Trust (RFA)	Florida Municipal Income Trust (BBF)	New Jersey Investment Quality Municipal Trust (RNJ)	New Jersey Municipal Income Trust (BNJ)	New York Investment Quality Municipal Trust (RNY)	New York Municipal Income Trust (BNY)

$23,666,707	$158,018,446	$21,340,780	$180,084,356	$28,459,811	$300,641,173
19,757	18,589	21,584	22,107	19,722	42,822
511,224	516,105	418,596	527,659	382,797	536,581
10,000	220,000	—	—	—	—
289,118	2,400,608	327,011	3,113,539	502,837	5,030,383
—	426,676	—	521,956	—	738,452
1,429	936	1,414	1,062	1,457	1,768

24,498,235	161,601,360	22,109,385	184,270,679	29,366,624	306,991,179

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	501,389
79,776	501,492	70,622	592,124	95,581	945,104
7,006	46,263	6,321	52,727	8,407	87,793
3,267	—	2,910	—	3,777	—
19,757	18,589	21,584	22,107	19,722	42,822
3,373	10,988	5,587	13,500	3,931	18,673
38,325	83,969	22,660	68,590	25,415	127,416

151,504	661,301	129,684	749,048	156,833	1,723,197

8,502,585	57,578,381	7,503,287	63,817,620	9,806,578	109,805,997

$15,844,146	$103,361,678	$14,476,414	$119,704,011	$19,403,213	$195,461,985

$11,271	$6,655	$10,071	$7,440	$13,071	$12,550
15,001,008	94,390,375	13,079,455	105,571,837	17,651,717	178,061,434
174,628	2,500,005	496,372	3,683,637	461,805	5,652,711
100,224	(832,942)	23,153	(572,956)	66,029	(53,737)
557,015	7,297,585	867,363	11,014,053	1,210,591	11,789,027

$15,844,146	$103,361,678	$14,476,414	$119,704,011	$19,403,213	$195,461,985

$14.06	$15.53	$14.37	$16.09	$14.84	$15.57

$23,109,692	$151,147,537	$20,473,417	$169,592,259	$27,249,220	$289,590,598
340	2,302	300	2,552	392	4,390
0.01	0.001	0.01	0.001	0.01	0.001
1,127,093	6,654,681	1,007,093	7,440,089	1,307,093	12,549,807

STATEMENTS OF OPERATIONS (unaudited)
For the six months ended April 30, 2006

			California	California
	Investment Quality	Municipal	Investment Quality	Municipal
	Municipal Trust	Income Trust	Municipal Trust	Income Trust
	(BKN)	(BFK)	(RAA)	(BFZ)

Investment Income
Interest income	$10,631,865	$27,587,460	$546,206	$9,201,075
Income from affiliates	3,648	4,477	595	2,333

Total investment income	10,635,513	27,591,937	546,801	9,203,408

Expenses
Investment advisory	706,815	3,052,858	37,934	1,075,857
Administration	302,921	—	10,838	—
Transfer agent	9,231	8,679	5,249	7,964
Custodian	56,329	79,281	4,163	41,613
Reports to shareholders	28,903	66,664	3,595	18,089
Directors/Trustees	17,464	35,166	6,236	14,468
Registration	10,534	16,793	291	15,620
Independent accountants	20,156	21,289	9,153	19,189
Legal	26,435	55,938	2,938	21,454
Insurance	12,497	31,338	668	11,056
Deferrred Trustees’ fees	3,648	4,477	595	2,333
Auction agent	195,222	480,402	11,832	170,411
Miscellaneous	27,794	45,682	7,492	21,899

Total expenses excluding interest expense and excise tax	1,417,949	3,898,567	100,984	1,149,953
Interest Expense	1,389	8,099	—	2,222
Excise Tax	—	9,926	—	—

Total expenses	1,419,338	3,916,592	100,984	1,422,175
Less fees waived by Advisor	—	(1,272,024)	—	(448,274)
Less fees paid indirectly	(11,264)	(12,811)	(3,739)	(8,574)

Net expenses	1,408,074	2,631,757	97,245	965,327

Net investment income	9,227,439	24,960,180	449,556	8,238,081

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	88,780	(7,547,582)	(16,433)	(992,827)
Futures and swaps	—	8,764,059	—	3,280,995

	88,780	1,216,477	(16,433)	2,288,168

Net change in unrealized appreciation/depreciation on:
Investments	1,027,206	16,490,534	52,475	3,179,757
Futures and swaps	(1,675,894)	(6,443,495)	(839)	(2,412,458)

	(648,688)	10,047,039	51,636	767,299

Net gain (loss)	(559,908)	11,263,516	35,203	3,055,467

Dividends and Distributions to Preferred Shareholders from:
Net investment income	(2,145,446)	(5,523,889)	(95,949)	(1,817,894)
Net realized gains	—	—	—	—

Total dividends and distributions	(2,145,446)	(5,523,889)	(95,949)	(1,817,894)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$6,522,085	$30,699,807	$388,810	$9,475,654

See Notes to Financial Statements.

Florida	Florida	New Jersey	New Jersey	New York	New York
Investment Quality	Municipal	Investment Quality	Municipal	Investment Quality	Municipal
Municipal Trust	Income Trust	Municipal Trust	Income Trust	Municipal Trust	Income Trust
(RFA)	(BBF)	(RNJ)	(BNJ)	(RNY)	(BNY)

$565,061	$4,152,231	$534,821	$4,886,006	$760,575	$8,017,714
890	723	1,140	866	870	1,588

565,951	4,152,954	535,961	4,886,872	761,445	8,019,302

42,651	478,910	38,307	543,927	51,029	905,339
12,186	—	10,945	—	14,580	—
5,611	7,964	5,611	7,964	5,611	7,964
4,163	29,989	4,163	31,897	4,163	35,695
3,624	11,415	3,626	13,803	3,691	21,780
6,236	7,197	6,236	7,852	6,236	12,730
328	10,534	291	10,534	380	10,534
9,157	18,083	9,153	18,116	9,164	19,115
2,968	10,541	2,941	10,791	3,026	20,889
752	4,911	675	5,566	898	9,283
890	723	1,140	866	870	1,588
12,968	74,900	11,832	82,606	14,686	142,911
7,584	14,837	7,497	15,401	7,670	19,994

109,118	670,004	102,417	749,323	122,004	1,207,822
—	—	—	—	—	1,389
—	—	—	—	—	—

109,118	670,004	102,417	749,323	122,004	1,209,211
—	(199,546)	—	(226,636)	—	(377,224)
(3,683)	(9,716)	(3,520)	(9,643)	(4,293)	(9,115)

105,435	460,742	98,897	513,044	117,711	822,872

460,516	3,692,212	437,064	4,373,828	643,734	7,196,430

98,561	(97,497)	19,254	21,099	64,345	(203,691)
—	1,217,190	—	1,493,941	—	2,110,358

98,561	1,119,693	19,254	1,515,040	64,345	1,906,667

(174,581)	233,385	29,090	1,276,688	(184,973)	1,294,762
1,679	(892,137)	4,197	(1,099,536)	1,679	(1,551,796)

(172,902)	(658,752)	33,287	177,152	(183,294)	(257,034)

(74,341)	460,941	52,541	1,692,192	(118,949)	1,649,633

(106,500)	(815,996)	(93,860)	(894,925)	(126,293)	(1,539,278)
(24,903)	—	(12,375)	—	(8,904)	—

(131,403)	(815,996)	(106,235)	(894,925)	(135,197)	(1,539,278)

$254,772	$3,337,157	$383,370	$5,171,095	$398,588	$7,306,785

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended April 30, 2006 (unaudited) and the year ended October 31, 2005

	Investment		Municipal
	Quality Municipal Trust		Income Trust
	(BKN)		(BFK)

	2006	2005	2006	2005

Increase (Decrease) in Net Assets Applicable to Common Shareholders
Operations:
Net investment income	$9,227,439	$19,080,763	$24,960,180	$51,367,505
Net realized gain (loss)	88,780	9,521,667	1,216,477	14,502,349
Net change in unrealized appreciation/depreciation	(648,688)	(11,411,681)	10,047,039	4,068,932
Dividends and distributions to preferred shareholders from:
Net investment income	(2,145,446)	(3,091,066)	(5,523,889)	(7,913,843)
Net realized gains	—	—	—	—

Net increase in net assets applicable to common shareholders resulting from operations	6,522,085	14,099,683	30,699,807	62,024,943

Dividends and Distributions to Common Shareholders from:
Net investment income	(8,846,406)	(16,080,778)	(21,669,569)	(42,712,157)
Net realized gain	—	—	—	—

Total dividends and distributions	(8,846,406)	(16,080,778)	(21,669,569)	(42,712,157)

Capital Share Transactions:
Reinvestment of common dividends	—	—	1,389,212	1,086,467

Net proceeds from capital share transactions	—	—	1,389,212	1,086,467

Total increase (decrease)	(2,324,321)	(1,981,095)	10,419,450	20,399,253

Net Assets Applicable to Common Shareholders
Beginning of period	260,493,873	262,474,968	642,047,394	621,648,141

End of period	$258,169,552	$260,493,873	$652,466,844	$642,047,394

End of period undistributed net investment income	$10,961,627	$12,726,040	$18,705,887	$20,939,165

See Notes to Financial Statements.

California Investment		California		Florida Investment
Quality Municipal Trust		Municipal Income Trust		Quality Municipal Trust
(RAA)		(BFZ)		(RFA)

2006	2005	2006	2005	2006	2005

$449,556	$783,716	$8,238,081	$16,744,835	$460,516	$946,124
(16,433)	111,480	2,288,168	(2,241,920)	98,561	160,059
51,636	(143,365)	767,299	7,640,066	(172,902)	(551,267)

(95,949)	(128,583)	(1,817,894)	(2,361,287)	(106,500)	(174,481)
—	—	—	—	(24,903)	(10,423)

388,810	623,248	9,475,654	19,781,694	254,772	370,012

(426,605)	(853,209)	(6,842,839)	(13,680,084)	(478,660)	(957,322)
—	—	—	—	(146,137)	(127,609)

(426,605)	(853,209)	(6,842,839)	(13,680,084)	(624,797)	(1,084,931)

—	—	252,994	—	—	—

—	—	252,994	—	—	—

(37,795)	(229,961)	2,885,809	6,101,610	(370,025)	(714,919)

14,298,607	14,528,568	227,472,342	221,370,732	16,214,171	16,929,090

$14,260,812	$14,298,607	$230,358,151	$227,472,342	$15,844,146	$16,214,171

$118,466	$191,464	$6,463,589	$6,886,241	$174,628	$299,272

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the six months ended April 30, 2006 (unaudited) and the year ended October 31, 2005

	Florida		New Jersey Investment
	Municipal Income Trust		Quality Municipal Trust
	(BBF)		(RNJ)

	2006	2005	2006	2005

Increase (Decrease) in Net Assets Applicable to Common Shareholders
Operations:
Net investment income	$3,692,212	$7,400,920	$437,064	$876,362
Net realized gain (loss)	1,119,693	(1,234,248)	19,254	117,656
Net change in unrealized appreciation/depreciation	(658,752)	2,386,133	33,287	(339,943)
Dividends and distributions to preferred shareholders from:
Net investment income	(815,996)	(1,150,882)	(93,860)	(149,372)
Net realized gains	—	—	(12,375)	—

Net increase in net assets applicable to common shareholders resulting from operations	3,337,157	7,401,923	383,370	504,703

Dividends and Distributions to Common Shareholders from:
Net investment income	(3,007,982)	(6,011,917)	(423,735)	(823,484)
Net realized gain	—	—	(63,979)	—

Total dividends and distributions	(3,007,982)	(6,011,917)	(487,714)	(823,484)

Capital Share Transactions:
Reinvestment of common dividends	88,967	41,592	—	—

Net proceeds from capital share transactions	88,967	41,592	—	—

Total increase (decrease)	418,142	1,431,598	(104,344)	(318,781)

Net Assets Applicable to Common Shareholders
Beginning of period	102,943,536	101,511,938	14,580,758	14,899,539

End of period	$103,361,678	$102,943,536	$14,476,414	$14,580,758

End of period undistributed net investment income	$2,500,005	$2,631,771	$496,372	$576,903

See Notes to Financial Statements.

New Jersey		New York Investment		New York
Municipal Income Trust		Quality Municipal Trust		Municipal Income Trust
(BNJ)		(RNY)		(BNY)

2006	2005	2006	2005	2006	2005

$4,373,828	$8,666,540	$643,734	$1,259,631	$7,196,430	$14,254,822
1,515,040	(579,155)	64,345	59,365	1,906,667	1,893,142
177,152	3,710,915	(183,294)	(411,759)	(257,034)	(627,477)

(894,925)	(1,322,793)	(126,293)	(182,787)	(1,539,278)	(2,091,682)
—	—	(8,904)	—	—	—

5,171,095	10,475,507	389,588	724,450	7,306,785	13,428,805

(3,549,935)	(6,817,201)	(573,487)	(1,146,975)	(5,667,184)	(11,321,006)
—	—	(55,870)	—	—	—

(3,549,935)	(6,817,201)	(629,357)	(1,146,975)	(5,667,184)	(11,321,006)

343,407	61,711	—	—	365,133	75,737

343,407	61,711	—	—	365,133	75,737

1,964,567	3,720,017	(239,769)	(422,525)	2,004,734	2,183,536

117,739,444	114,019,427	19,642,982	20,065,507	193,457,251	191,273,715

$119,704,011	$117,739,444	$19,403,213	$19,642,982	$195,461,985	$193,457,251

$3,683,637	$3,754,669	$461,805	$517,851	$5,652,711	$5,662,743

FINANCIAL HIGHLIGHTS

BlackRock Investment Quality Municipal Trust (BKN)

	Six Months Ended April 30, 2006 (unaudited)
		Year Ended October 31,

		2005	2004	2003	2002	2001

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.59	$15.71	$15.28	$15.19	$15.19	$14.30

Investment operations:
Net investment income	0.55	1.14	1.17	1.16	1.20	1.20
Net realized and unrealized gain (loss)	(0.03)	(0.11)	0.26	(0.09)	(0.26)	0.75
Dividends to preferred shareholders from net investment income	(0.13)	(0.19)	(0.09)	(0.09)	(0.13)	(0.29)

Net increase from investment operations	0.39	0.84	1.34	0.98	0.81	1.66

Dividends to common shareholders from net investment income	(0.53)	(0.96)	(0.91)	(0.89)	(0.81)	(0.78)

Capital charges with respect to issuance of:
Preferred shares	—	—	—	—	—	0.01

Net asset value, end of period	$15.45	$15.59	$15.71	$15.28	$15.19	$15.19

Market price, end of period	$17.90	$16.62	$15.12	$14.26	$13.48	$13.73

TOTAL INVESTMENT RETURN[1]	10.95%	16.68%	12.91%	12.67%	4.14%	20.03%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	1.09%[3]	1.08%	1.08%	1.10%	1.09%	1.14%
Expenses after fees waived and before fees paid indirectly	1.10%[3]	1.08%	1.08%	1.10%	1.09%	1.14%
Expenses before fees waived and paid indirectly	1.10%[3]	1.08%	1.08%	1.10%	1.09%	1.14%
Net investment income after fees waived and
paid indirectly and before preferred share dividends	7.14%[3]	7.21%	7.59%	7.62%	7.93%	8.10%
Preferred share dividends	1.66%[3]	1.17%	0.60%	0.59%	0.83%	1.94%
Net investment income available to common shareholders	5.48%[3]	6.04%	6.99%	7.03%	7.10%	6.16%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$260,691	$264,490	$259,470	$254,890	$251,428	$247,832
Portfolio turnover	43%	77%	52%	36%	19%	4%
Net assets of common shareholders, end of period (000)	$258,170	$260,494	$262,475	$255,315	$253,710	$253,777
Preferred shares value outstanding, end of period (000)	$146,550	$146,550	$146,550	$146,550	$146,550	$146,550
Asset coverage per preferred share, end of period	$69,060	$69,465	$69,790	$68,561	$68,292	$68,308

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[3]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Municipal Income Trust (BFK)

						For the period July 27, 2001[1] through October 31, 2001[2]
	Six Months Ended April 30, 2006 (unaudited)

		Year Ended October 31,

		2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.71	$14.26	$13.87	$13.33	$14.30	$14.33	[3]

Investment operations:
Net investment income	0.57	1.18	1.19	1.23	1.20	0.17
Net realized and unrealized gain (loss)	0.26	0.43	0.26	0.35	(1.11)	0.12
Dividends to preferred shareholders from net investment income	(0.13)	(0.18)	(0.09)	(0.09)	(0.13)	(0.01)

Net increase (decrease) from investment operations	0.70	1.43	1.36	1.49	(0.04)	0.28

Dividends and distributions to common shareholders:
Net investment income	(0.50)	(0.98)	(0.97)	(0.95)	(0.93)	(0.16)
In excess of net investment income	—	—	—	—	—	(0.01)

Total dividends and distributions	(0.50)	(0.98)	(0.97)	(0.95)	(0.93)	(0.17)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	—	(0.11)

Total capital charges	—	—	—	—	—	(0.14)

Net asset value, end of period	$14.91	$14.71	$14.26	$13.87	$13.33	$14.30

Market price, end of period	$16.45	$15.69	$14.05	$13.70	$13.46	$14.75

TOTAL INVESTMENT RETURN[4]	8.23%	19.31%	10.01%	9.21%	(2.40)%	(1.13	) %

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.82%[6]	0.83%	0.83%	0.84%	0.81%	0.61%[6]
Expenses after fees waived and before fees paid indirectly	0.82%[6]	0.83%	0.83%	0.84%	0.83%	0.62%[6]
Expenses before fees waived and paid indirectly	1.21%[6]	1.22%	1.23%	1.25%	1.23%	0.91%[6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.73%[6]	7.97%	8.44%	8.96%	8.74%	4.59%[6]
Preferred share dividends	1.71%[6]	1.23%	0.63%	0.65%	0.92%	0.38%[6]
Net investment income available to common shareholders	6.02%[6]	6.74%	7.81%	8.31%	7.82%	4.21%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$650,991	$644,680	$618,076	$594,192	$598,425	$572,610
Portfolio turnover	46%	68%	59%	56%	70%	27%
Net assets of common shareholders, end of period (000)	$652,467	$642,047	$621,648	$603,943	$579,681	$619,249
Preferred shares value outstanding, end of period (000)	$375,125	$375,125	$375,125	$375,125	$375,125	$375,125
Asset coverage per preferred share, end of period	$68,495	$67,797	$66,435	$65,251	$63,636	$66,275

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Calculated using the average shares outstanding method.
[3]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[4]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock California Investment Quality Municipal Trust (RAA)

	Six Months Ended April 30, 2006 (unaudited)
		Year Ended October 31,

		2005	2004	2003	2002	2001

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.20	$14.43	$14.56	$14.81	$15.30	$14.62

Investment operations:
Net investment income	0.45	0.78	0.92	1.05	1.04	1.05
Net realized and unrealized gain (loss)	0.03	(0.03)	(0.09)	(0.41)	(0.64)	0.63
Dividends to preferred shareholders from net investment income	(0.10)	(0.13)	(0.06)	(0.06)	(0.09)	(0.21)

Net increase from investment operations	0.38	0.62	0.77	0.58	0.31	1.47

Dividends and distributions to common shareholders from:
Net investment income	(0.42)	(0.85)	(0.85)	(0.83)	(0.80)	(0.79)
Net realized gains	—	—	(0.05)	—	—	—

Total dividends and distributions	(0.42)	(0.85)	(0.90)	(0.83)	(0.80)	(0.79)

Net asset value, end of period	$14.16	$14.20	$14.43	$14.56	$14.81	$15.30

Market price, end of period	$15.65	$15.75	$14.30	$14.03	$13.38	$15.55

TOTAL INVESTMENT RETURN[1]	2.13%	16.76%	8.78%	11.38%	(9.26)%	17.03%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	1.37%[3]	1.35%	1.35%	1.40%	1.29%	1.38%
Expenses after fees waived and before fees paid indirectly	1.42%[3]	1.39%	1.40%	1.40%	1.29%	1.38%
Expenses before fees paid indirectly	1.42%[3]	1.39%	1.40%	1.40%	1.29%	1.38%
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.31%[3]	5.38%	6.37%	7.17%	6.86%	7.04%
Preferred share dividends	1.35%[3]	0.88%	0.42%	0.44%	0.59%	1.39%
Net investment income available to common shareholders	4.96%[3]	4.50%	5.95%	6.73%	6.27%	5.65%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$14,356	$14,569	$14,553	$14,752	$15,221	$15,072
Portfolio turnover	2%	20%	15%	6%	30%	1%
Net assets of common shareholders, end of period (000)	$14,261	$14,299	$14,529	$14,665	$14,911	$15,411
Preferred shares value outstanding, end of period (000)	$7,500	$7,500	$7,500	$7,500	$7,500	$7,500
Asset coverage per preferred share, end of period	$72,546	$72,671	$73,433	$73,886	$74,706	$76,377

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[3]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock California Municipal Income Trust (BFZ)

							For the period July 27, 2001[1] through October 31, 2001[2]
	Six Months Ended April 30, 2006 (unaudited)

		Year Ended October 31,

		2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.18	$14.77	$13.97	$14.16	$14.50		$14.33	[3]

Investment operations:
Net investment income	0.55	1.12	1.15	1.12	1.11		0.16
Net realized and unrealized gain (loss)	0.21	0.36	0.65	(0.34)	(0.46)		0.32
Dividends to preferred shareholders from net investment income	(0.12)	(0.16)	(0.09)	(0.08)	(0.12)		(0.01)

Net increase from investment operations	0.64	1.32	1.71	0.70	0.53		0.47

Dividends and distributions to common shareholders:
Net investment income	(0.46)	(0.91)	(0.91)	(0.89)	(0.87)		(0.15)
In excess of net investment income	—	—	—	—	—		(0.01)

Total dividends and distributions	(0.46)	(0.91)	(0.91)	(0.89)	(0.87)		(0.16)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	—		(0.03)
Preferred shares	—	—	—	—	—		(0.11)

Total capital charges	—	—	—	—	—		(0.14)

Net asset value, end of period	$15.36	$15.18	$14.77	$13.97	$14.16		$14.50

Market price, end of period	$15.82	$14.92	$13.65	$13.21	$13.09		$14.75

TOTAL INVESTMENT RETURN[4]	9.23%	16.42%	10.58%	7.92%	(5.49	) %	(1.17	) %

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.85%[6]	0.85%	0.87%	0.89%	0.88%		0.72%[6]
Expenses after fees waived and before fees paid indirectly	0.86%[6]	0.86%	0.88%	0.89%	0.90%		0.73%[6]
Expenses before fees waived and paid indirectly	1.25%[6]	1.25%	1.28%	1.30%	1.31%		1.02%[6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.23%[6]	7.35%	7.96%	8.01%	7.96%		4.06%[6]
Preferred share dividends	1.60%[6]	1.04%	0.59%	0.57%	0.86%		0.38%[6]
Net investment income available to common shareholders	5.63%[6]	6.31%	7.37%	7.44%	7.10%		3.68%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$229,641	$227,738	$216,238	$211,275	$209,965		$199,356
Portfolio turnover	10%	28%	15%	34%	44%		16%
Net assets of common shareholders, end of period (000)	$230,358	$227,472	$221,371	$209,397	$212,215		$216,829
Preferred shares value outstanding, end of period (000)	$131,950	$131,950	$131,950	$131,950	$131,950		$131,950
Asset coverage per preferred share, end of period	$68,655	$68,107	$66,945	$64,675	$65,211		$66,086

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Calculated using the average shares outstanding method.
[3]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[4]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Florida Investment Quality Municipal Trust (RFA)

	Six Months Ended April 30, 2006 (unaudited)
		Year Ended October 31,

		2005	2004	2003	2002	2001

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.39	$15.02	$15.39	$15.65	$15.50	$14.65

Investment operations:
Net investment income	0.41	0.84	0.98	1.04	1.05	1.03
Net realized and unrealized gain (loss)	(0.08)	(0.35)	(0.18)	(0.39)	0.02	0.86
Dividends and distributions to preferred shareholders from:
Net investment income	(0.09)	(0.15)	(0.07)	(0.08)	(0.11)	(0.24)
Net realized gains	(0.02)	(0.01)	(0.02)	—	—	—

Net increase from investment operations	0.22	0.33	0.71	0.57	0.96	1.65

Dividends and distributions to common shareholders from:
Net investment income	(0.42)	(0.85)	(0.85)	(0.83)	(0.81)	(0.80)
Net realized gains	(0.13)	(0.11)	(0.23)	—	—	—

Total dividends and distributions	(0.55)	(0.96)	(1.08)	(0.83)	(0.81)	(0.80)

Net asset value, end of period	$14.06	$14.39	$15.02	$15.39	$15.65	$15.50

Market price, end of period	$15.55	$14.85	$14.30	$14.47	$14.50	$14.36

TOTAL INVESTMENT RETURN[1]	8.57%	10.76%	6.32%	5.52%	6.52%	15.65%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees paid indirectly	1.32%[3]	1.29%	1.27%	1.29%	1.20%	1.38%
Expenses after fees waived and before fees paid indirectly	1.37%[3]	1.32%	1.31%	1.29%	1.20%	1.38%
Expenses before fees paid indirectly	1.37%[3]	1.32%	1.31%	1.29%	1.20%	1.38%
Net investment income after fees paid indirectly and before preferred share dividends	5.78%[3]	5.69%	6.48%	6.69%	6.76%	6.83%
Preferred share dividends	1.34%[3]	1.05%	0.46%	0.51%	0.69%	1.58%
Net investment income available to common shareholders	4.44%[3]	4.64%	6.02%	6.18%	6.07%	5.25%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$16,074	$16,626	$17,035	$17,561	$17,427	$17,046
Portfolio turnover	19%	15%	13%	17%	8%	—%
Net assets of common shareholders, end of period (000)	$15,844	$16,214	$16,929	$17,347	$17,639	$17,472
Preferred shares value outstanding, end of period (000)	$8,500	$8,500	$8,500	$8,500	$8,500	$8,500
Asset coverage per preferred share, end of period	$71,608	$72,696	$74,795	$76,021	$76,886	$76,397

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[3]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Florida Municipal Income Trust (BBF)

	Six Months Ended April 30, 2006 (unaudited)					For the period July 27, 2001[1] through October 31, 2001[2]

		Year Ended October 31,

		2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.48	$15.27	$14.68	$14.57	$14.37	$14.33	[3]

Investment operations:
Net investment income	0.55	1.11	1.12	1.11	1.07	0.17
Net realized and unrealized gain (loss)	0.07	0.17	0.45	(0.03)	0.13	0.18
Dividends to preferred shareholders from net investment income	(0.12)	(0.17)	(0.08)	(0.08)	(0.12)	(0.01)

Net increase from investment operations	0.50	1.11	1.49	1.00	1.08	0.34

Dividends to common shareholders from net investment income	(0.45)	(0.90)	(0.90)	(0.89)	(0.87)	(0.16)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	(0.01)	(0.11)

Total capital charges	—	—	—	—	(0.01)	(0.14)

Net asset value, end of period	$15.53	$15.48	$15.27	$14.68	$14.57	$14.37

Market price, end of period	$15.95	$15.25	$14.40	$13.36	$13.65	$14.50

TOTAL INVESTMENT RETURN[4]	7.67%	12.44%	15.04%	4.30%	0.16%	(2.84	) %

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.90%[6]	0.90%	0.93%	0.94%	0.96%	0.87%[6]
Expenses after fees waived and before fees paid indirectly	0.92%[6]	0.91%	0.93%	0.95%	0.98%	0.88%[6]
Expenses before fees waived and paid indirectly	1.31%[6]	1.30%	1.32%	1.35%	1.38%	1.17%[6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.20%[6]	7.16%	7.49%	7.50%	7.59%	4.43%[6]
Preferred share dividends	1.59%[6]	1.11%	0.55%	0.53%	0.82%	0.37%[6]
Net investment income available to common shareholders	5.61%[6]	6.05%	6.94%	6.97%	6.77%	4.06%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$103,410	$103,432	$100,002	$98,081	$93,558	$87,918
Portfolio turnover	7%	10%	10%	19%	35%	28%
Net assets of common shareholders, end of period (000)	$103,362	$102,944	$101,512	$97,589	$96,816	$95,123
Preferred shares value outstanding, end of period (000)	$57,550	$57,550	$57,550	$57,550	$57,550	$57,550
Asset coverage per preferred share, end of period	$69,913	$69,729	$69,101	$67,394	$67,060	$66,323

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Calculated using the average shares outstanding method.
[3]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[4]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

	Six Months Ended April 30, 2006 (unaudited)
		Year Ended October 31,

		2005	2004	2003	2002	2001

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.48	$14.79	$14.90	$14.64	$14.85	$13.96

Investment operations:
Net investment income	0.43	0.87	0.97	1.00	1.02	0.96
Net realized and unrealized gain (loss)	0.04	(0.21)	(0.20)	0.12	(0.39)	0.87
Dividends and distributions to preferred shareholders from:
Net investment income	(0.09)	(0.15)	(0.07)	(0.06)	(0.09)	(0.21)
Net realized gains	(0.01)	—	—	—	—	—

Net increase from investment operations	0.37	0.51	0.70	1.06	0.54	1.62

Dividends and distributions to common shareholders from:
Net investment income	(0.42)	(0.82)	(0.81)	(0.80)	(0.75)	(0.73)
Net realized gains	(0.06)	—	—	—	—	—

Total dividends and distributions	(0.48)	(0.82)	(0.81)	(0.80)	(0.75)	(0.73)

Net asset value, end of period	$14.37	$14.48	$14.79	$14.90	$14.64	$14.85

Market price, end of period	$16.00	$14.70	$15.00	$14.80	$13.30	$13.75

TOTAL INVESTMENT RETURN[1]	12.18%	3.53%	7.14%	17.59%	2.07%	19.63%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	1.37%[3]	1.34%	1.34%	1.39%	1.31%	1.54%
Expenses after fees waived and before fees paid indirectly	1.42%[3]	1.37%	1.37%	1.39%	1.31%	1.54%
Expenses before fees waived and paid indirectly	1.42%[3]	1.37%	1.37%	1.39%	1.31%	1.54%
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.05%[3]	5.89%	6.50%	6.72%	6.93%	6.64%
Preferred share dividends	1.30%[3]	1.00%	0.47%	0.41%	0.61%	1.47%
Net investment income available to common shareholders	4.75%[3]	4.89%	6.03%	6.31%	6.32%	5.17%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$14,571	$14,873	$14,974	$14,975	$14,791	$14,570
Portfolio turnover	7%	19%	12%	4%	14%	9%
Net assets of common shareholders, end of period (000)	$14,476	$14,581	$14,900	$15,007	$14,747	$14,958
Preferred shares value outstanding, end of period (000)	$7,500	$7,500	$7,500	$7,500	$7,500	$7,500
Asset coverage per preferred share, end of period	$73,266	$73,612	$74,670	$75,026	$74,159	$74,862

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[3]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New Jersey Municipal Income Trust (BNJ)

	Six Months Ended April 30, 2006 (unaudited)					For the period July 27, 2001[1] through October 31, 2001[2]

		Year Ended October 31,

		2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.87	$15.38	$14.59	$14.29	$14.26	$14.33	[3]

Investment operations:
Net investment income	0.59	1.17	1.16	1.15	1.10	0.14
Net realized and unrealized gain (loss)	0.23	0.42	0.61	0.11	(0.07)	0.10
Dividends to preferred shareholders from net investment income	(0.12)	(0.18)	(0.08)	(0.08)	(0.12)	(0.01)

Net increase from investment operations	0.70	1.41	1.69	1.18	0.91	0.23

Dividends and distributions to common shareholders:
Net investment income	(0.48)	(0.92)	(0.90)	(0.88)	(0.87)	(0.13)
In excess of net investment income	—	—	—	—	—	(0.03)

Total dividends and distributions	(0.48)	(0.92)	(0.90)	(0.88)	(0.87)	(0.16)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	(0.01)	(0.11)

Total capital charges	—	—	—	—	(0.01)	(0.14)

Net asset value, end of period	$16.09	$15.87	$15.38	$14.59	$14.29	$14.26

Market price, end of period	$16.90	$15.91	$14.45	$14.04	$13.64	$14.84

TOTAL INVESTMENT RETURN[4]	9.42%	16.95%	9.63%	9.59%	(2.25)%	(0.56	) %

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.87%[6]	0.89%	0.91%	0.93%	0.93%	0.83%[6]
Expenses after fees waived and before fees paid indirectly	0.89%[6]	0.90%	0.91%	0.94%	0.97%	0.84%[6]
Expenses before fees waived and paid indirectly	1.27%[6]	1.28%	1.30%	1.34%	1.37%	1.12%[6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.41%[6]	7.37%	7.74%	7.85%	7.81%	3.67%[6]
Preferred share dividends	1.52%[6]	1.12%	0.56%	0.57%	0.88%	0.37%[6]
Net investment income available to common shareholders	5.89%[6]	6.25%	7.18%	7.28%	6.93%	3.30%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$119,012	$117,596	$111,263	$107,900	$104,241	$97,050
Portfolio turnover	1%	6%	16%	13%	50%	16%
Net assets of common shareholders, end of period (000)	$119,704	$117,739	$114,019	$108,172	$105,985	$105,089
Preferred shares value outstanding, end of period (000)	$63,800	$63,800	$63,800	$63,800	$63,800	$63,800
Asset coverage per preferred share, end of period	$71,913	$71,142	$69,682	$67,387	$66,538	$66,187

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Calculated using the average shares outstanding method.
[3]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[4]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New York Investment Quality Municipal Trust (RNY)

	Six Months Ended April 30, 2006 (unaudited)
		Year Ended October 31,

		2005	2004	2003	2002	2001

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.03	$15.35	$15.34	$15.47	$15.28	$14.55

Investment operations:
Net investment income	0.50	0.96	0.96	1.03	1.06	1.06
Net realized and unrealized gain (loss)	(0.10)	(0.26)	—	(0.21)	0.06	0.70
Dividends and distributions to preferred shareholders from:
Net investment income	(0.10)	(0.14)	(0.07)	(0.07)	(0.09)	(0.21)
Net realized gains	(0.01)	—	—	—	—	—

Net increase from investment operations	0.29	0.56	0.89	0.75	1.03	1.55

Dividends and distributions to common shareholders from:
Net investment income	(0.44)	(0.88)	(0.88)	(0.88)	(0.84)	(0.82)
Net realized gains	(0.04)	—	—	—	—	—

Total dividends and distributions	(0.48)	(0.88)	(0.88)	(0.88)	(0.84)	(0.82)

Net asset value, end of period	$14.84	$15.03	$15.35	$15.34	$15.47	$15.28

Market price, end of period	$15.30	$14.75	$14.50	$14.18	$14.40	$14.20

TOTAL INVESTMENT RETURN[1]	7.04%	8.01%	8.81%	4.69%	7.42%	19.20%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	1.21%[3]	1.20%	1.21%	1.24%	1.17%	1.31%
Expenses after fees waived and before fees paid indirectly	1.26%[3]	1.24%	1.24%	1.24%	1.17%	1.31%
Expenses before fees paid indirectly	1.26%[3]	1.24%	1.24%	1.24%	1.17%	1.31%
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.62%[3]	6.30%	6.29%	6.68%	6.97%	7.06%
Preferred share dividends	1.30%[3]	0.91%	0.46%	0.44%	0.60%	1.40%
Net investment income available to common shareholders	5.32%[3]	5.39%	5.83%	6.24%	6.37%	5.66%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$19,601	$19,993	$20,019	$20,158	$19,915	$19,663
Portfolio turnover	20%	10%	23%	36%	7%	—%
Net assets of common shareholders, end of period (000)	$19,403	$19,643	$20,066	$20,053	$20,222	$19,973
Preferred shares value outstanding, end of period (000)	$9,800	$9,800	$9,800	$9,800	$9,800	$9,800
Asset coverage per preferred share, end of period	$74,515	$75,111	$76,195	$76,159	$76,590	$75,955

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[3]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New York Municipal Income Trust (BNY)

	Six Months Ended April 30, 2006 (unaudited)					For the period July 27, 2001[1] through October 31, 2001[2]
		Year Ended October 31,

		2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.44	$15.28	$14.76	$14.47	$14.09	$14.33 [3]

Investment operations:
Net investment income	0.57	1.14	1.14	1.14	1.09	0.15
Net realized and unrealized gain (loss)	0.13	0.09	0.36	0.13	0.29	(0.08)
Dividends to preferred shareholders from net investment income	(0.12)	(0.17)	(0.08)	(0.09)	(0.13)	(0.01)

Net increase from investment operations	0.58	1.06	1.42	1.18	1.25	0.06

Dividends and distributions to common shareholders:
Net investment income	(0.45)	(0.90)	(0.90)	(0.89)	(0.87)	(0.14)
In excess of net investment income	—	—	—	—	—	(0.02)

Total dividends and distributions	(0.45)	(0.90)	(0.90)	(0.89)	(0.87)	(0.16)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	—	(0.11)

Total capital charges	—	—	—	—	—	(0.14)

Net asset value, end of period	$15.57	$15.44	$15.28	$14.76	$14.47	$14.09

Market price, end of period	$16.22	$15.19	$13.99	$13.45	$13.42	$14.62

TOTAL INVESTMENT RETURN[4]	9.93%	15.38%	10.99%	6.95%	(2.25)%	(5.58)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.85%[6]	0.86%	0.87%	0.88%	0.90%	0.73%[6]
Expenses after fees waived and before fees paid indirectly	0.86%[6]	0.87%	0.87%	0.89%	0.92%	0.74%[6]
Expenses before fees waived and paid indirectly	1.25%[6]	1.26%	1.27%	1.29%	1.33%	1.03%[6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.46%[6]	7.35%	7.62%	7.73%	7.87%	3.93%[6]
Preferred share dividends	1.60%[6]	1.08%	0.56%	0.62%	0.93%	0.37%[6]
Net investment income available to common shareholders	5.86%[6]	6.27%	7.06%	7.11%	6.94%	3.56%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$194,531	$194,038	$188,746	$183,648	$173,885	$163,077
Portfolio turnover	16%	24%	13%	14%	57%	2%
Net assets of common shareholders, end of period (000)	$195,462	$193,457	$191,274	$184,874	$181,200	$175,110
Preferred shares value outstanding, end of period (000)	$109,750	$109,750	$109,750	$109,750	$109,750	$109,750
Asset coverage per preferred share, end of period	$69,537	$69,073	$68,575	$67,115	$66,279	$64,894

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Calculated using the average shares outstanding method.
[3]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[4]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1. Organization & Accounting Policies

BlackRock Investment Quality Municipal Trust Inc. (“Municipal Investment Quality”) was organized as a Maryland corporation on November 19, 1992. BlackRock California Investment Quality Municipal Trust Inc. (“California Investment Quality”), BlackRock New Jersey Investment Quality Municipal Trust Inc. (“New Jersey Investment Quality”) and BlackRock New York Investment Quality Municipal Trust Inc. (“New York Investment Quality”) were organized as Maryland corporations on April 12, 1993. BlackRock Florida Investment Quality Municipal Trust (“Florida Investment Quality”) was organized as a Massachusetts business trust on April 15, 1993. Municipal Investment Quality, California Investment Quality, Florida Investment Quality, New Jersey Investment Quality and New York Investment Quality are herein referred to as the Investment Quality Trusts. BlackRock Municipal Income Trust (“Municipal Income”), BlackRock California Municipal Income Trust (“California Income”), BlackRock Florida Municipal Income Trust (“Florida Income”), BlackRock New Jersey Municipal Income Trust (“New Jersey Income”) and BlackRock New York Municipal Income Trust (“New York Income”) (collectively the “Income Trusts”) were organized as Delaware statutory trusts on March 30, 2001. The Investment Quality Trusts and the Income Trusts are referred to herein collectively as the “Trusts.” Municipal Investment Quality and Municipal Income are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended. California Investment Quality, California Income, Florida Investment Quality, Florida Income, New Jersey Investment Quality, New Jersey Income, New York Investment Quality and New York Income are registered as non-diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended. The ability of issuers of debt securities held by each Trust to meet their obligations may be affected by economic developments in a state, a specific industry or region.

          Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Trusts enter into contracts with their vendors and others that provide for general indemnifications. The Trusts’ maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Trusts. However, based on experience, the Trusts consider the risk of loss from such claims to be remote.

          The following is a summary of significant accounting policies followed by the Trusts.

Investments Valuation: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees or Board of Directors, as the case may be (each, a “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, market transactions in comparable investments and various relationships between investments. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value per share. Any investments or other assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to the Board.

          When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. The cost of investments sold and the related gain or loss is determined by use of the specific identification method, generally first-in, first-out, for both financial reporting and Federal income tax purposes. Each Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

          Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Interest Rate Swaps: Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

          During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

          The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trusts closely monitor swaps and do not anticipate non-performance by any counterparty.

Segregation: In cases in which the Investment Company Act of 1940 (the “1940 Act”), as amended, and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require that each Trust segregate assets in connection with certain investments (e.g., when-issued securities, swap agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of their net income and net realized capital gains, if any, to shareholders. Therefore, no federal income tax provisions have been recorded.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and, if necessary, other sources. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed in accordance with the 1940 Act. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 5.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and such differences may be material.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees/Directors (“Trustees”) are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end trusts selected by the Trustees. These amounts are shown on the Statements of Assets and Liabilities as “Investments in affiliates”. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

          The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

Other: Expenses that are directly related to one of the Trusts are charged directly to that Trust. Other operating expenses are generally prorated to the Trusts on the basis of relative net assets of all of the BlackRock Closed-End Trusts.

Note 2. Agreements

Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc. (“BFM”), a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to Municipal Income Trust, California Municipal Income Trust, Florida Municipal Income Trust, New Jersey Municipal Income Trust and New York Municipal Income Trust. BlackRock, Inc. is an indirect majority owned subsidiary of The PNC Financial Services Group, Inc. The Investment Management Agreement for each Income Trust covers both investment advisory and administration services. Each Investment Quality Trust has an Administration Agreement with the Advisor.

          Each Trust’s investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.35% for the Investment Quality Trusts and 0.60% for the Income Trusts, of the Trust’s average weekly managed assets. “Managed assets” means the total assets of a Trust (including any assets attributable to any preferred shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fee or other expenses on the Income Trusts as a percentage of managed assets as follows: 0.25% for the first five years of each of the Trust’s operations, 0.20% in year six, 0.15% in year seven, 0.10% in year eight and 0.05% in year nine.

          The Advisor pays BFM fees for its sub-advisory services.

          The administration fee paid to the Advisor is computed weekly and payable monthly based on an annual rate of 0.15% for the Municipal Investment Quality Trust and 0.10% for the California Investment Quality, Florida Investment Quality, New Jersey Investment Quality and New York Investment Quality of the Trusts’ average weekly managed assets.

          Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, as well as occupancy and certain clerical and accounting costs of each Trust. Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for cost of employees that provide pricing, secondary market support, and compliance services to each Trust. For the six months ended April 30, 2006, the Trusts reimbursed the Advisor the following amounts, which are included in miscellaneous expenses in the Statements of Operations:

Trust	Amount	Trust	Amount

Municipal Investment Quality	$8,236	Florida Income	$3,180
Municipal Income	17,376	New Jersey Investment Quality	480
California Investment Quality	480	New Jersey Income	3,479
California Income	6,853	New York Investment Quality	657
Florida Investment Quality	572	New York Income	5,944

          Pursuant to the terms of each Trust’s custody agreement, each Trust received earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees. These credits are shown on the Statement of Operations as “fees paid indirectly”.

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments and U.S. government securities, for the six months ended April 30, 2006, were as follows:

Trust	Purchases	Sales	Trust	Purchases	Sales

Municipal Investment Quality	$170,471,071	$168,265,590	Florida Income	$14,405,471	$11,235,567
Municipal Income	461,600,770	402,825,581	New Jersey Investment Quality	1,122,245	2,436,766
California Investment Quality	5,400,831	2,373,596	New Jersey Income	1,455,902	1,635,818
California Income	41,243,014	36,593,062	New York Investment Quality	5,495,186	6,015,085
Florida Investment Quality	3,178,466	4,018,578	New York Income	47,900,372	49,753,187

          There were no purchases or sales of U.S. government securities.

          Details of open interest rate swaps at April 30, 2006 were as follows:

Trust	Notional Amount	Fixed Rate(a)	Floating Rate	Termination Date	Unrealized Appreciation (Depreciation)

Investment Quality	$8,500,000	4.180%	1-week BMA Municipal Swap Index	09/14/06	$212,865
Municipal Trust	6,300,000	4.258	1-week BMA Municipal Swap Index	03/20/07	240,150
	8,500,000	4.263	1-week BMA Municipal Swap Index	12/27/06	242,456
	7,250,000	4.266	1-week BMA Municipal Swap Index	11/03/06	108,444

					803,915

Municipal Income Trust	32,100,000	4.180%	1-week BMA Municipal Swap Index	09/14/06	803,878
	24,000,000	4.258	1-week BMA Municipal Swap Index	03/20/07	914,856
	32,000,000	4.263	1-week BMA Municipal Swap Index	12/27/06	912,776
	28,000,000	4.266	1-week BMA Municipal Swap Index	11/03/06	418,815

					3,050,326

California Municipal	12,000,000	4.180%	1-week BMA Municipal Swap Index	09/14/06	300,515
Income Trust	9,000,000	4.258	1-week BMA Municipal Swap Index	03/20/07	343,071
	12,000,000	4.263	1-week BMA Municipal Swap Index	12/27/06	342,291
	10,500,000	4.266	1-week BMA Municipal Swap Index	11/03/06	157,056

					1,142,933

Florida Municipal Income	4,500,000	4.180%	1-week BMA Municipal Swap Index	09/14/06	112,693
Trust	3,300,000	4.258	1-week BMA Municipal Swap Index	03/20/07	125,793
	4,500,000	4.263	1-week BMA Municipal Swap Index	12/27/06	128,359
	4,000,000	4.266	1-week BMA Municipal Swap Index	11/03/06	59,831

					426,676

New Jersey Municipal	5,500,000	4.180%	1-week BMA Municipal Swap Index	09/14/06	137,736
Income Trust	4,100,000	4.258	1-week BMA Municipal Swap Index	03/20/07	156,288
	5,500,000	4.263	1-week BMA Municipal Swap Index	12/27/06	156,883
	4,750,000	4.266	1-week BMA Municipal Swap Index	11/03/06	71,049

					521,956

New York Municipal	7,800,000	4.180%	1-week BMA Municipal Swap Index	09/14/06	195,335
Income Trust	5,800,000	4.258	1-week BMA Municipal Swap Index	03/20/07	221,090
	7,750,000	4.263	1-week BMA Municipal Swap Index	12/27/06	221,063
	6,750,000	4.266	1-week BMA Municipal Swap Index	11/03/06	100,964

					738,452

(a)	Trust pays fixed interest rate and receives floating rate.

Note 4. Income Tax Information

The tax character of distributions paid during the year ended October 31, 2005, were as follows:

	Year ended October 31, 2005

Distributions Paid From:	Tax-exempt Income	Long-term Capital Gains	Total Distributions

Municipal Investment Quality	$19,171,844	$—	$19,171,844
Municipal Income	50,626,000	—	50,626,000
California Investment Quality	981,792	—	981,792
California Income	16,041,371	—	16,041,371
Florida Investment Quality	1,131,803	138,032	1,269,835
Florida Income	7,162,799	—	7,162,799
New Jersey Investment Quality	972,856	—	972,856
New Jersey Income	8,139,994	—	8,139,994
New York Investment Quality	1,329,762	—	1,329,762
New York Income	13,412,688	—	13,412,688

          For Federal income tax purposes, the following Trusts had capital loss carryforwards at October 31, 2005, the Trust’s most recent tax year-end except for New York Income which had its most recent tax year-end at July 31, 2005. These amounts may be used to offset future realized capital gains, if any:

Trust	Capital Loss Carryforward Amount	Expires

Municipal Investment Quality	$159,146	2012

Municipal Income	$11,431,206	2011
	15,767,388	2012

	$27,198,594

California Investment Quality	$9,026	2012

California Income	$389,453	2010
	124,338	2011
	4,943,577	2012

	$5,457,368

Trust	Capital Loss Carryforward Amount	Expires

Florida Income	$1,060,497	2012

New Jersey Income	$988,460	2012

New York Income	$662,558	2011
	485,438	2012

	$1,147,996

Note 5. Capital

There are 200 million of $0.01 par value common shares authorized for each of the Investment Quality Trusts. There are an unlimited number of $0.001 par value common shares authorized for the Income Trusts. Each Trust may classify or reclassify any unissued common shares into one or more series of preferred shares.

          During the six months ended April 30, 2006 and the year ended October 31, 2005, the following Trusts issued additional shares under its dividend reinvestment plan:

Trust	April 30, 2006	October 31, 2005

Municipal Income	90,118	72,096
California Income	16,439	—
Flordia Income	5,688	2,650
New Jersey Income	21,442	3,854
New York Income	23,507	4,806

          As of April 30, 2006, each Trust had the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

Trust	Series	Shares	Trust	Series	Shares

Municipal Investment Quality	T7	3,262	California Income	T7	2,639
	T28	2,600		R7	2,639
Municipal Income	M7	3,001	Florida Investment Quality	R7	340
	T7	3,001	Florida Income	T7	2,302
	W7	3,001	New Jersey Investment Quality	T7	300
	R7	3,001	New Jersey Income	R7	2,552
	F7	3,001	New York Investment Quality	F7	392
California Investment Quality	W7	300	New York Income	W7	2,195
				F7	2,195

          Dividends on seven-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. Dividends on 28-day preferred shares are cumulative at a rate which resets every 28 days based on the results of an auction. The dividend ranges on the preferred shares for each of the Trusts for the six months ended April 30, 2006, were as follows:

Trust	Series	Low	High	Average	Trust	Series	Low	High	Average

Municipal Investment Quality	T7	2.12%	3.60%	2.89%	California Income	T7	2.12%	3.80%	2.79%
	T28	2.78	3.36	3.08		R7	2.00	3.50	2.81
Municipal Income	M7	2.70	3.70	3.05	Florida Investment Quality	R7	2.59	4.10	3.14
	T7	2.50	3.60	3.00	Florida Income	T7	2.20	3.60	2.87
	W7	2.30	3.50	2.98	New Jersey Investment Quality	T7	2.20	3.95	2.86
	R7	2.45	3.80	2.97	New Jersey Income	R7	2.00	3.71	2.86
	F7	2.40	3.64	2.97	New York Investment Quality	F7	2.50	3.60	2.82
California Investment Quality	W7	2.00	3.60	2.60	New York Income	W7	2.40	3.70	2.86
						F7	2.20	3.55	2.84

          A Trust may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

          The preferred shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Declaration of Trust, are not satisfied.

          The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the 1940 Act, as amended, requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust’s subclassification as a closed-end investment company or change its fundamental investment restrictions and (c) change its business so as to cease to be an investment company.

Note 6. Dividends

Subsequent to April 30, 2006, the Board of each Trust declared dividends from undistributed earnings per common share payable June 1, 2006, to shareholders of record on May 15, 2006. The per share common dividends declared were as follows:

Trust	Common Dividend Per Share	Trust	Common Dividend Per Share

Municipal Investment Quality	$0.088250	Florida Income	$0.075375
Municipal Income	0.082625	New Jersey Investment Quality	0.070125
California Investment Quality	0.070600	New Jersey Income	0.079625
California Income	0.076074	New York Investment Quality	0.073125
Florida Investment Quality	0.070781	New York Income	0.075339

          The dividends declared on preferred shares for the period May 1, 2006 to May 31, 2006, for each of the Trusts were as follows:

Trust	Series	Dividends Declared	Trust	Series	Dividends Declared

Municipal Investment Quality	T7	$271,203	California Income	T7	$216,847
	T28	167,544		R7	162,694
Municipal Income	M7	251,484	Florida Investment Quality	R7	23,800
	T7	251,364	Florida Income	T7	190,398
	W7	199,567	New Jersey Investment Quality	T7	20,784
	R7	202,147	New Jersey Income	R7	168,840
	F7	258,536	New York Investment Quality	F7	33,708
California Investment Quality	W7	19,509	New York Income	W7	138,790
				F7	187,453

Note 7. Concentration Risk

The Trusts concentrate their investments in securities issued by state agencies, other governmental entities and U.S. Territories. The Trusts are more susceptible to adverse financial, social, environmental, economic, regulatory and political factors that may affect these states, which could seriously affect the ability of these states and their municipal subdivisions to meet continuing obligations for principle and interest payments, than if the Trusts were not concentrated in securities issued by state agencies, other governmental entities and U.S. Territories.

          Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Portfolios of Investments.

DIVIDEND REINVESTMENT PLANS

          Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders are automatically enrolled to have all distributions of dividends and capital gains reinvested by Computershare Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent.

          After an Investment Quality Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participant’s account, by the purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open market purchases”). The Investment Quality Trusts will not issue any new shares under the Plan, which serves as agent for the shareholders in administering the Plan.

          After an Income Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by open market purchases. If, on the dividend payment date, the net asset value per share (“NAV”) is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open market purchases.

          Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent and will receive certificates for whole Trust shares and a cash payment for any fraction of a Trust share.

          The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

          Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan, however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants who request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021, or (800) 699-1BFM.

ADDITIONAL INFORMATION

          On February 15, 2006, BlackRock, Inc. (“BlackRock”) and Merrill Lynch & Co., Inc. (“Merrill Lynch”) announced that they had entered into an agreement pursuant to which Merrill Lynch would contribute its investment management business, Merrill Lynch Investment Managers, to BlackRock, one of the largest publicly traded investment management firms in the United States, to form a new asset management company that will be one of the world’s preeminent, diversified global money management organizations with approximately $1 trillion in assets under management. Based in New York, BlackRock currently manages assets for institutional and individual investors worldwide through a variety of equity, fixed income, cash management and alternative investment products. The new company will operate under the BlackRock name and be governed by a board of directors with a majority of independent members. The new company will offer a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the U.S. and in non-U.S. markets. It will have over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. Merrill Lynch will own no more than 49.8% of the total issued and outstanding capital stock of the new company and it will own no more than 45% of the new company’s common stock, and The PNC Financial Services Group, Inc. (“PNC”), which currently holds a majority interest in BlackRock, will retain approximately 34% of the new company’s common stock. Each of Merrill Lynch and PNC has agreed that it will vote all of its shares on all matters in accordance with the recommendation of BlackRock’s board. Completion of the transaction is subject to various regulatory approvals, client consents, approval by BlackRock shareholders and customary conditions. The transaction has been approved by the boards of directors of Merrill Lynch, BlackRock and PNC and is expected to close at the end of the third quarter of 2006.

          The Trusts listed for trading on the New York Stock Exchange (NYSE) has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE’s listing standards and each Trust listed for trading on the American Stock Exchange (AMEX) has filed with the AMEX its corporate governance certification regarding compliance with the AMEX’s listing standards. All of the Trusts have filed with the Securities and Exchange Commission the certification of it chief officer and chief financial officer required but section 302 of the Sarbanes-Oxley Act.

          The Trusts do not make available copies of their respective Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the statement of Additional Information of each Trust has not been updated after completion of such Trust’s offering and the information contained in each Trust’s Statement of Additional Information may have become outdated.

          During the period, there were no material changes in the Trusts’ investment objectives or policies or to their charter or by-laws that have not been approved by the shareholders or in the principle risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolio.

          Quarterly performance and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/indiv/products/closedendfunds/funds.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

          Certain officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor: Robert S. Kapito - Director and Vice Chairman of the Advisor and the Sub-Advisor, Kevin M. Klingert - Director of the Advisor and Managing Director of the Advisor and the Sub-Advisor, Henry Gabbay, Anne Ackerley and Bartholomew Battista - Managing Directors of the Advisor and Sub-Advisor, James Kong and Vincent Tritto - Managing Directors of the Sub-Advisor, and Brian P. Kindelan - Managing Director of the Advisor.

SECTION 19 NOTICES

Set forth below is a summary of notices sent by each Trust, if any, pursuant to Section 19 of the Investment Company Act of 1940. Section 19 requires each Trust to accompany dividend payments with a notice if any part of that payment is from a source other than accumulated net investment income, not including profits or losses from the sale of securities or other properties. These notices are not for tax reporting purposes and were provided only for informational purposes in order to comply with the requirements of Section 19. In January 2007, after the completion of each Trust’s tax year, shareholders will receive a Form 1099-DIV which will reflect the amount of income, capital gain and return of capital paid by the Trust taxable in calendar year 2006 and reportable on your 2006 federal and other income tax returns.

	Total distributions	Net Investment Income	Distributions from proceeds from the sale of securities	Distributions from return of capital

BlackRock Florida Investment Quality Municipal Trust (RFA)

Dec-05	$0.12966	$—	$0.12966	$—

BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

Dec-05	$0.06353	—	$0.06353	—

BlackRock New York Investment Quality Municipal Trust (RNY)

Dec-05	$0.04274	—	$0.04274	—

BlackRock Closed-End Funds

Trustees
Ralph L. Schlosstein, Chairman
Andrew F. Brimmer, Lead Trustee
Richard E. Cavanagh
Kent Dixon
Frank J. Fabozzi
Kathleen F. Feldstein
R. Glenn Hubbard
Robert S. Kapito

Officers
Robert S. Kapito, President
Henry Gabbay, Treasurer
Bartholomew Battista, Chief Compliance Officer
Anne Ackerley, Vice President
Kevin M. Klingert, Vice President
James Kong, Assistant Treasurer
Vincent B. Tritto, Secretary
Brian P. Kindelan, Assistant Secretary

Investment Advisor
BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

Sub-Advisor[1]
 BlackRock Financial Management, Inc.
40 East 52nd Street
New York, NY 10022

Accounting Agent and Custodian
 State Street Bank and Trust Company
2 Avenue De Lafayette
Boston, MA 02111

[1]    For the Income Trusts.
[2]    For the Investment Quality Trusts.

Transfer Agent
Computershare Trust Company, N.A.
250 Royall Street
Canton, MA 02021
(800) 699-1BFM

Auction Agent[1]
Bank of New York
101 Barclay Street, 7 West
New York, NY 10286

Auction Agent[2] Deutsche Bank Trust Company Americas
60 Wall Street, 8th Floor
New York, NY 10286

Independent Registered Public Accounting Firm
 Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Legal Counsel
 Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, NY 10036

Legal Counsel – Independent Trustees
 Debevoise & Plimpton LLP
919 Third Avenue
New York, NY 10022

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares.Statements and other information contained in this report are as dated and are subject to change.

BlackRock Closed-End Funds
c/o BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800)699-1BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q, may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Form N-Q, may also be obtained upon request without charge by calling (800) 699-1BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-SEMI-2

Item 2. Code of Ethics.
Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.

Item 6. Schedule of Investments.
The Registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
No such purchases were made during the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.
No matters were voted on by shareholders during the period covered by this report.

Item 11. Controls and Procedures. (a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-CSR was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a -3(d))) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(a) (2) Separate certifications of the Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.CERT.

(b) Certification of Principal Executive and Financial Officers pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.

2

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      BlackRock California Investment Quality Municipal Trust, Inc.

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: July 6, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: July 6, 2006

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: July 6, 2006

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